UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2012

Date of reporting period:	12/31/2012

Item 1	– Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

ANNUAL REPORT • DECEMBER 31, 2012

Fund Type

Corporate Bond

Objective

High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

February 15, 2013

Dear Shareholder:

We hope you find the annual report for the Prudential Short-Term Corporate Bond Fund, Inc. informative and useful. The report covers performance for the 12-month period that ended December 31, 2012.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Short-Term Corporate Bond Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Short-Term Corporate Bond Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 0.83%; Class B, 1.53%; Class C, 1.53%; Class Q, 0.43%; Class R, 1.28%; Class Z, 0.53%. Net operating expenses: Class A, 0.78%; Class B, 1.53%; Class C, 1.53%; Class Q, 0.43%; Class R, 1.03%; Class Z, 0.53%, after contractual reduction for Class A and Class R shares through 4/30/2014.

Cumulative Total Returns (Without Sales Charges) as of 12/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	5.23%	29.64%	54.08%	—
Class B	4.44	24.82	42.90	—
Class C	4.45	25.72	45.72	—
Class Q	N/A	N/A	N/A	3.34% (3/2/12)
Class R	4.96	28.04	N/A	45.47 (5/17/04)
Class Z	5.58	31.25	58.11	—
Barclays 1–5 Year U.S. Credit Index	5.51	28.66	56.38	—
Lipper Short/Int. Inv.-Grade Debt Funds Avg.	4.90	26.22	47.69	—

Average Annual Total Returns (With Sales Charges) as of 12/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	1.81%	4.64%	4.07%	—
Class B	1.44	4.53	3.63	—
Class C	3.45	4.68	3.84	—
Class Q	N/A	N/A	N/A	N/A (3/2/12)
Class R	4.96	5.07	N/A	4.44% (5/17/04)
Class Z	5.58	5.59	4.69	—
Barclays 1–5 Year U.S. Credit Index	5.51	5.17	4.57	—
Lipper Short/Int. Inv.-Grade Debt Funds Avg.	4.90	4.74	3.94	—

Average Annual Total Returns (Without Sales Charges) as of 12/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	5.23%	5.33%	4.42%	—
Class B	4.44	4.53	3.63	—
Class C	4.45	4.68	3.84	—
Class Q	N/A	N/A	N/A	N/A (3/2/12)
Class R	4.96	5.07	N/A	4.44% (5/17/04)
Class Z	5.58	5.59	4.69	—

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Short-Term Corporate Bond Fund, Inc. (Class A shares) with a similar investment in the Barclays 1–5 Year U.S. Credit Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (December 31, 2002) and the account values at the end of the current fiscal year (December 31, 2012) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, C, Q, R, and Z shares will vary, due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper, Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 3.25% for Class A shares and a 12b-1 fee of 0.30% annually. Under certain circumstances, Class A shares are subject to a 0.50% contingent deferred sales charge (CDSC) on purchases of

Prudential Short-Term Corporate Bond Fund, Inc.	3

Your Fund’s Performance (continued)

$1 million or more that are redeemed within 18 months of purchase. The Class A CDSC is waived for purchases by certain retirement or benefit plans. In addition, under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 3%, 2%, 1%, and 1%, for the first four years, respectively, after purchase and a 12b-1 fee of 1% annually. Approximately five years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% for shares redeemed within 12 months of purchase and a 12b-1 fee of 1% annually. Class R shares are not subject to a sales charge, but are subject to a 12b-1 fee of 0.75%. Class Q and Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables and graph reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

Barclays 1–5 Year U.S. Credit Index

The Barclays 1–5 Year U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed. Barclays 1–5 Year U.S. Credit Index Closest Month-End to Inception cumulative total returns as of 12/31/12 are 3.39% for Class Q and 48.49% for Class R. Barclays 1–5 Year U.S. Credit Index Closest Month-End to Inception average annual return as of 12/31/12 is 4.71% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Short/Intermediate Investment-Grade Debt Funds Average

The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. Lipper Average Closest Month-End to Inception cumulative total returns as of 12/31/12 are 3.34% for Class Q and 43.01% for Class R. Lipper Average Closest Month-End to Inception average annual return as of 12/31/12 is 4.23% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 12/31/12
	Total Distributions Paid for 12 Months	30-Day SEC Yield
Class A	$0.38	0.73%
Class B	0.29	0.02
Class C	0.29	0.02
Class Q	0.34	1.18
Class R	0.35	0.52
Class Z	0.41	1.00

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Allocation expressed as a percentage of net assets as of 12/31/12
Corporate Bonds	90.3%
Commercial Mortgage-Backed Securities	4.8
Foreign Agencies	0.9
Municipal Bonds	0.6
Bank Loans	0.3
Foreign Local Government	0.1
U.S. Treasury Obligation	0.1

Allocations reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 12/31/12
U.S. Government & Agency	0.1%
Aaa	4.8
Aa	6.0
A	34.2
Baa	48.9
Ba	2.5
B	0.6
Not Rated**	8.2
Total Investments	105.3
Liabilities in excess of other assets	–5.3
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 8.2% of Not Rated is invested in an affiliated money market mutual fund.

Credit Quality is subject to change.

Prudential Short-Term Corporate Bond Fund, Inc.	5

Strategy and Performance Overview

How did the Fund Perform?

The Prudential Short-Term Corporate Bond Fund’s Class A shares returned 5.23%, slightly underperforming the 5.51% gain of the Barclays 1–5 Year U.S. Credit Index (the Index), which does not include the effect of mutual fund operating expenses. However, the Fund’s Class A shares outpaced the Lipper Short/Intermediate Investment-Grade Debt Funds Average, which returned 4.90% for the year.

How did the short-term U.S. investment grade corporate bond sector perform?

The short-term investment grade corporate bond sector, as measured by the Index, posted a solid gain for 2012, aided by low growth and inflation in the United States, combined with high demand from pension funds and retail investors. Federal Reserve (Fed) monetary policy continued to be extremely accommodative, helping to keep Treasury yields near all-time lows. In turn, rock-bottom Treasury yields prompted yield-hungry investors to move out further on the credit risk spectrum to corporate bonds, lifting prices in that sector.

•

In June, the Fed extended Operation Twist, in which the central bank uses proceeds from the sale of shorter-term Treasuries to purchase long-term Treasury debt. In September, the central bank announced a new program to purchase $40 billion a month in agency mortgage-backed securities. In December, the Fed stated it would also buy $45 billion per month in longer-term Treasuries.

•

Corporates outperformed Treasuries across all maturities in the first, third, and fourth quarters of the year, as tensions surrounding the European sovereign debt crisis were held in check for most of the year. European Central Bank (ECB) president Mario Draghi stated in July that he would do “whatever it takes” to preserve the euro, and the ECB followed that statement with a new bond-buying program in September designed to keep borrowing costs low for European Union nations.

•

During the second quarter, Treasuries outperformed corporates amid worsening fear about Greece, Spain, and other debt-laden eurozone nations. These concerns triggered a flight to quality, which prompted investors to temporarily flock to the safety of U.S. Treasury securities.

•

While the media focused on the so-called “fiscal cliff” in the final weeks of the year, markets largely shrugged it off, as investors appeared to correctly assume that, in the final analysis, the cliff would be smoothed to a more manageable slope.

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Which strategies or holdings contributed the most to the Fund’s performance?

The Fund continued to make modest allocations to fixed-income sectors not included in the Index to diversify away from short-term investment-grade corporate bonds and to add incremental yield.

•

For example, out-of-benchmark exposure to high-quality commercial mortgage-backed securities (CMBS) aided the Fund’s performance relative to the Index, as this sector benefited from stabilizing commercial real estate values and a favorable demand/supply environment for this kind of security.

•

A non-Index stake in short-duration, higher-quality corporate high yield bonds also bolstered the Fund’s results. Low default rates on high yield debt, coupled with a dearth of alternatives for investors in search of yield, helped fuel demand for this asset class.

•

Security selection within investment-grade bonds was helpful as well. Here, underweighting foreign non-corporates and technology added value, as did overweighting domestic banks, airlines, and automotive debt.

Which strategies or holdings detracted the most from the Fund’s performance?

•	The Fund’s overweighted exposures to food, electric, healthcare, and pharmaceuticals limited the Fund’s gain, as less-defensive sectors outpaced these groups during the year.

•	Security selection with telecommunications also weighed on the Fund’s results.

•

The largest individual detractors were underweighted benchmark components with exposure to Europe that rallied during the year. These positions included Italian sovereign debt, Credit Suisse Group, and BNP Paribas.

Did the Fund’s use of derivatives affect performance?

The Fund’s investment strategy does not heavily rely on derivative strategies, although it does employ certain instruments on a limited basis. Treasury futures are used to manage the Fund’s interest rate risk, which is more efficient than managing interest rate risk through the purchases and sales of cash corporate bonds. Credit default swaps are used sparingly to either add risk exposure to certain issuers, or to hedge credit risk imposed by certain issuers. Neither derivative strategy discussed above had a material impact on the Fund’s performance.

Prudential Short-Term Corporate Bond Fund, Inc.	7

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2012, at the beginning of the period, and held through the six-month period ended December 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Short-Term Corporate Bond Fund, Inc.		Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,024.50	0.80%	$4.07
	Hypothetical	$1,000.00	$1,021.11	0.80%	$4.06

Class B	Actual	$1,000.00	$1,020.70	1.55%	$7.87
	Hypothetical	$1,000.00	$1,017.34	1.55%	$7.86

Class C	Actual	$1,000.00	$1,020.70	1.55%	$7.87
	Hypothetical	$1,000.00	$1,017.34	1.55%	$7.86

Class Q	Actual	$1,000.00	$1,027.20	0.44%	$2.24
	Hypothetical	$1,000.00	$1,022.92	0.44%	$2.24

Class R	Actual	$1,000.00	$1,023.20	1.05%	$5.34
	Hypothetical	$1,000.00	$1,019.86	1.05%	$5.33

Class Z	Actual	$1,000.00	$1,026.70	0.55%	$2.80
	Hypothetical	$1,000.00	$1,022.37	0.55%	$2.80

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended December 31, 2012, and divided by 366 days. Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

Prudential Short-Term Corporate Bond Fund, Inc.	9

Portfolio of Investments

as of December 31, 2012

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 97.1%
BANK LOANS(a) 0.3%

Chemicals 0.2%
Eastman Chemical Co.	Baa2	1.808%	02/28/17	$15,000	$14,962,500

Technology 0.1%
Dupont Fabros Fox Properties LLC	B-(b)	3.311	12/02/14	4,864	4,924,913
Flextronics International Ltd., A3	Ba1	0.381	10/01/14	4,395	4,390,987
Flextronics International Ltd., DD-A1A	Ba1	2.460	10/01/14	430	429,838
Flextronics International Ltd., DD-A1B	Ba1	2.460	10/01/14	308	307,953
Flextronics International Ltd., DD-A2	Ba1	2.460	10/01/14	2,198	2,196,428
Flextronics International Ltd., DD-A3	Ba1	2.460	10/01/14	2,564	2,562,500

					14,812,619

TOTAL BANK LOANS (cost $29,668,801)					29,775,119

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.8%
Banc of America Commercial Mortgage Trust, Ser. 2007-5, Class A3	AAA(b)	5.620	02/10/51	8,370	8,826,550
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(a)	AAA(b)	5.452	03/11/39	10,000	11,282,960
Ser. 2006-PW12, Class A4(a)	Aaa	5.712	09/11/38	26,065	29,836,892
Ser. 2007-PW17, Class A3	AAA(b)	5.736	06/11/50	13,265	13,803,317
Citigroup Commercial Mortgage Trust, Ser. 2007-C6, Class A2(a)	Aaa	5.702	12/10/49	1,163	1,164,168
Ser. 2007-C6, Class A3(a)	Aaa	5.702	12/10/49	10,000	10,495,690

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	11

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD3, Class A5	Aaa	5.617%	10/15/48	$20,000	$22,986,840
Ser. 2007-CD4, Class A2B	Aaa	5.205	12/11/49	3,027	3,069,788
Commercial Mortgage Pass-Through Certificates, Ser. 2012-CR3, Class A2	Aaa	1.765	10/15/45	15,000	15,408,660
Commercial Mortgage Trust, Ser. 2012-CR4, Class A2	Aaa	1.801	10/15/45	3,200	3,292,061
Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A2	Aaa	5.268	02/15/40	2,762	2,761,040
DBUBS Mortgage Trust, Ser. 2011-LC3A, Class A2	Aaa	3.642	08/10/44	12,500	13,600,050
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(a)	AAA(b)	5.296	03/10/44	10,000	11,218,100
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A4(a)(c)	Aaa	5.867	07/10/38	8,000	9,187,280
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4(a)	AAA(b)	5.553	04/10/38	3,510	3,951,698
Ser. 2006-GG8, Class A2	Aaa	5.479	11/10/39	996	1,012,560
Ser. 2006-GG8, Class A4	Aaa	5.560	11/10/39	29,715	34,274,440
Ser. 2007-GG10, Class A2(a)	Aaa	5.778	08/10/45	5,781	5,809,140
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A4	Aaa	4.738	07/15/42	25,000	27,199,725
Ser. 2005-LDP4, Class A4	Aaa	4.918	10/15/42	14,000	15,200,262
Ser. 2007-LD11, Class A(a)	Aaa	5.797	06/15/49	4,472	4,612,456
Ser. 2007-LD12, Class A3(a)	Aaa	5.930	02/15/51	3,324	3,536,061
Ser. 2012-C8, Class A2	AAA(b)	1.797	10/15/45	20,000	20,584,960

See Notes to Financial Statements.

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Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	$15,000	$16,235,430
Ser. 2007-C2, Class A2	AAA(b)	5.303	02/15/40	1,730	1,730,737
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960	07/12/38	485	493,827
Ser. 2005-CIP1, Class A4	Aaa	5.047	07/12/38	1,218	1,343,453
Ser. 2006-C1, Class A4(a)	AAA(b)	5.684	05/12/39	15,000	17,206,830
Ser. 2006-C2, Class A4	Aaa	5.742	08/12/43	10,000	11,581,110
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A	Aaa	5.172	12/12/49	14,500	16,498,346
Ser. 2007-6, Class A2	Aaa	5.331	03/12/51	7,085	7,277,013
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(a)	Aaa	5.420	03/12/44	17,999	20,126,122
UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class A3	Aaa	2.533	12/10/45	31,000	31,495,163
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(a)	Aaa	5.736	05/15/43	10,000	11,411,420
Ser. 2006-C25, Class A5(a)	Aaa	5.736	05/15/43	10,000	11,519,950
Ser. 2006-C26, Class A3(a)	Aaa	6.011	06/15/45	10,500	12,182,299
Ser. 2006-C28, Class A2	Aaa	5.500	10/15/48	7,502	7,537,700
Ser. 2007-C30, Class A3	Aaa	5.246	12/15/43	2,555	2,608,331
Ser. 2007-C33, Class A3(a)	Aaa	5.921	02/15/51	9,690	10,136,252

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $448,059,370)					452,498,681

CORPORATE BONDS 90.3%

Aerospace & Defense 1.6%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.950	06/01/14	8,500	8,928,510
Gtd. Notes, 144A	Baa2	5.200	08/15/15	7,000	7,665,630

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	13

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	2.125%	08/15/16	$5,520	$5,744,819
Sr. Unsec’d. Notes	A2	3.250	10/27/14	4,750	4,984,051
Exelis, Inc., Gtd. Notes	Baa3	4.250	10/01/16	5,000	5,271,150
General Dynamics Corp., Gtd. Notes(c)	A2	1.000	11/15/17	54,600	54,300,574
Lockheed Martin Corp., Sr. Unsec’d. Notes	Baa1	2.125	09/15/16	4,600	4,766,046
Martin Marietta Corp., Sr. Unsec’d. Notes	Baa1	7.375	04/15/13	3,000	3,056,082
Northrop Grumman Corp., Sr. Unsec’d. Notes	Baa2	1.850	11/15/15	9,450	9,703,194
Sr. Unsec’d. Notes(c)	Baa2	3.700	08/01/14	4,500	4,707,734
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	1.250	01/15/18	21,640	21,675,728
Rockwell Collins, Inc., Sr. Unsec’d. Notes	A1	4.750	12/01/13	2,000	2,071,614
Textron, Inc., Sr. Unsec’d. Notes	Baa3	4.625	09/21/16	14,650	15,956,721
Sr. Unsec’d. Notes	Baa3	6.200	03/15/15	6,000	6,576,180

					155,408,033

Airlines 0.4%
Continental Airlines 1998-3 Class A-1 Pass-Through Trust, Pass-thru Certs., Ser. 983A	Baa2	6.820	05/01/18	6,885	7,246,196
Continental Airlines 1999-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. 991A	Baa2	6.545	02/02/19	3,023	3,294,742
Continental Airlines, Inc., Pass-Through Trust, Pass-thru Certs., Ser. 2001-1, Class A-1(d)	Baa2	6.703	06/15/21	311	337,811
Pass-thru Certs., Ser. 2001-1, Class B(c)	Ba1	7.373	12/15/15	80	84,764

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Airlines (cont’d.)
Pass-thru Certs., Ser. 2010-A(c)	Baa2	4.750%	01/12/21	$3,340	$3,632,472
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A	Baa2	5.300	04/15/19	1,730	1,907,862
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A	Baa2	4.750	05/07/20	10,625	11,368,750
Delta Air Lines, Inc., Pass Through Trust,
Pass-thru Certs., Ser. 2010-1, Class A(c)	Baa2	6.200	07/02/18	4,771	5,379,853
Pass-thru Certs., Ser. 2010-2, Class A(c)	Baa2	4.950	05/23/19	7,663	8,352,845

					41,605,295

Automotive 3.0%
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A(c)	A1	1.850	09/19/14	15,000	15,256,515
Sr. Unsec’d. Notes, 144A, MTN	A1	6.700	10/01/13	1,000	1,045,415
Unsec’d. Notes, 144A(c)	A1	1.500	09/11/17	14,700	14,695,928
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.875	09/15/14	20,550	20,886,815
Gtd. Notes, 144A	A3	1.950	03/28/14	15,000	15,189,195
Gtd. Notes, 144A(c)	A3	2.300	01/09/15	15,375	15,744,753
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.750	05/15/15	33,145	33,826,793
Sr. Unsec’d. Notes	Baa3	3.984	06/15/16	30,563	32,452,588
Sr. Unsec’d. Notes	Baa3	4.207	04/15/16	4,425	4,719,776
Sr. Unsec’d. Notes	Baa3	5.000	05/15/18	37,056	40,888,924
Sr. Unsec’d. Notes(c)	Baa3	5.625	09/15/15	12,980	14,213,541
Sr. Unsec’d. Notes(c)	Baa3	6.625	08/15/17	2,000	2,336,932

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	15

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Automotive (cont’d.)
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	Baa1	2.700%	03/15/17	$12,210	$12,619,340
Gtd. Notes, 144A, MTN(c)	Baa1	3.875	03/15/16	9,100	9,767,913
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN(c)	Baa1	5.750	12/15/14	1,175	1,283,201
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	1.750	03/01/14	4,165	4,221,248
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	Baa2	3.400	04/11/14	3,625	3,682,652
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	1.250	10/05/17	23,750	23,918,934
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A(c)	A3	1.150	11/20/15	10,000	10,013,830
Gtd. Notes, 144A(c)	A3	2.375	03/22/17	10,050	10,351,299

					287,115,592

Banking 24.1%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	A2	2.875	04/25/14	2,425	2,475,673
Gtd. Notes, 144A, MTN	A2	3.875	11/10/14	7,250	7,522,658
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, MTN	A2	3.000	01/31/14	11,150	11,363,545
American Express Co., Sr. Unsec’d. Notes	A3	7.000	03/19/18	19,920	25,167,565
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(c)	A2	2.375	03/24/17	10,000	10,463,170
Sr. Unsec’d. Notes, MTN	A2	2.750	09/15/15	35,871	37,606,511
Sr. Unsec’d. Notes, MTN	A2	2.800	09/19/16	25,650	27,138,854
Sr. Unsec’d. Notes, MTN	A2	5.125	08/25/14	7,400	7,927,938
Sr. Unsec’d. Notes, MTN	A2	5.875	05/02/13	4,850	4,937,572

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.300%	08/20/13	$15,800	$16,478,736
ANZ National International Ltd. (New Zealand), Gtd. Notes, 144A	Aa3	6.200	07/19/13	2,500	2,564,902
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.625	03/17/16	20,000	21,191,940
Sr. Unsec’d. Notes	Baa2	4.500	04/01/15	43,165	46,010,696
Sr. Unsec’d. Notes(c)	Baa2	4.750	08/01/15	17,925	19,344,642
Sr. Unsec’d. Notes, MTN	Baa2	4.900	05/01/13	9,100	9,224,151
Sr. Unsec’d. Notes	Baa2	5.625	10/14/16	7,144	8,077,742
Sr. Unsec’d. Notes(c)	Baa2	5.750	12/01/17	30,860	35,970,262
Sr. Unsec’d. Notes	Baa2	6.000	09/01/17	47,395	55,500,256
Sr. Unsec’d. Notes	Baa2	6.500	08/01/16	5,000	5,773,795
Sr. Unsec’d. Notes, Ser. 1	Baa2	3.750	07/12/16	30,000	32,067,810
Sr. Unsec’d. Notes, Ser. L, MTN	Baa2	5.650	05/01/18	5,000	5,817,215
Sub. Notes	Baa3	4.750	08/15/13	7,000	7,122,500
Sub. Notes(c)	Baa3	5.750	08/15/16	10,000	10,935,320
Bank of America NA, Sub. Notes	Baa1	5.300	03/15/17	10,500	11,809,455
Sub. Notes	Baa1	6.000	06/15/16	10,000	11,326,580
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	Aa2	1.400	09/11/17	9,995	10,033,001
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, Ser. 001, MTN(c)	Aa3	2.950	06/18/15	15,000	15,820,755
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes(c)	Aa1	2.550	01/12/17	17,100	17,993,372
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	2.450	09/11/15	18,500	19,209,253
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	5.200	07/10/14	7,050	7,501,320

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	17

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
BB&T Corp., Sr. Unsec’d. Notes, MTN(c)	A2	1.450%	01/12/18	$16,300	$16,372,828
Sr. Unsec’d. Notes, MTN	A2	1.600	08/15/17	13,300	13,459,706
Capital One Financial Corp.,
Sr. Unsec’d. Notes	Baa1	3.150	07/15/16	20,250	21,499,141
Sr. Unsec’d. Notes	Baa1	5.250	02/21/17	11,913	13,580,582
Sr. Unsec’d. Notes	Baa1	6.750	09/15/17	32,225	39,355,716
Sr. Unsec’d. Notes	Baa1	7.375	05/23/14	10,409	11,323,202
Citigroup, Inc., Sr. Unsec’d. Notes(c)	Baa2	3.953	06/15/16	98,800	106,344,467
Sr. Unsec’d. Notes	Baa2	4.587	12/15/15	16,190	17,675,432
Sr. Unsec’d. Notes	Baa2	4.750	05/19/15	29,925	32,260,227
Sr. Unsec’d. Notes(c)	Baa2	5.500	04/11/13	38,815	39,214,911
Sr. Unsec’d. Notes	Baa2	5.850	07/02/13	4,000	4,102,016
Sr. Unsec’d. Notes	Baa2	6.000	12/13/13	6,540	6,853,024
Sr. Unsec’d. Notes	Baa2	6.125	05/15/18	7,780	9,323,638
Sr. Unsec’d. Notes	Baa2	6.500	08/19/13	10,915	11,292,626
Sr. Unsec’d. Notes	Baa2	8.500	05/22/19	15,000	20,169,555
Sub. Notes	Baa3	4.875	05/07/15	9,750	10,365,313
Sub. Notes	Baa3	5.000	09/15/14	35,280	37,117,665
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, MTN	Aa2	3.750	10/15/14	12,445	13,083,429
Credit Suisse/NY (Switzerland), Sr. Unsec’d. Notes, MTN	A1	5.000	05/15/13	22,636	23,008,656
Sr. Unsec’d. Notes, MTN	A1	5.500	05/01/14	2,250	2,393,984
Deutsche Bank AG/London (Germany), Sr. Unsec’d. Notes	A2	2.375	01/11/13	5,000	5,002,819
Fifth Third Bancorp, Sr. Unsec’d. Notes	Baa1	3.625	01/25/16	7,565	8,082,635
Sr. Unsec’d. Notes	Baa1	6.250	05/01/13	430	438,164
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.300	05/03/15	20,000	20,845,140
Sr. Unsec’d. Notes(c)	A3	3.625	02/07/16	51,759	54,788,092

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes(c)	A3	4.750%	07/15/13	$11,000	$11,230,692
Sr. Unsec’d. Notes	A3	5.150	01/15/14	15,259	15,913,703
Sr. Unsec’d. Notes(c)	A3	5.250	10/15/13	5,830	6,034,120
Sr. Unsec’d. Notes	A3	5.350	01/15/16	15,000	16,580,910
Sr. Unsec’d. Notes	A3	5.950	01/18/18	20,970	24,402,642
Sr. Unsec’d. Notes, MTN	A3	6.000	05/01/14	12,500	13,303,100
Sr. Unsec’d. Notes(c)	A3	6.150	04/01/18	19,000	22,320,592
Sr. Unsec’d. Notes, MTN(c)	A3	7.500	02/15/19	16,338	20,557,370
Sr. Unsec’d. Notes, Ser. G, MTN	A3	3.700	08/01/15	21,620	22,817,532
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa3	1.625	08/12/13	5,000	5,035,000
Sr. Notes, 144A	Aa3	3.500	06/28/15	11,893	12,614,917
Sr. Unsec’d. Notes, 144A(c)	Aa3	2.000	01/19/14	19,000	19,196,688
Sr. Unsec’d. Notes, 144A	Aa3	3.100	05/24/16	13,200	13,955,964
HSBC USA, Inc., Sr. Unsec’d. Notes	A2	2.375	02/13/15	30	30,859
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	A2	1.875	03/20/15	11,200	11,401,365
Sr. Unsec’d. Notes(c)	A2	2.000	08/15/17	18,875	19,280,737
Sr. Unsec’d. Notes(c)	A2	2.600	01/15/16	10,000	10,395,720
Sr. Unsec’d. Notes	A2	3.150	07/05/16	48,725	51,621,701
Sr. Unsec’d. Notes	A2	3.400	06/24/15	10,000	10,550,570
Sr. Unsec’d. Notes	A2	3.450	03/01/16	30,000	31,860,330
Sr. Unsec’d. Notes(c)	A2	3.700	01/20/15	23,175	24,400,540
Sr. Unsec’d. Notes, MTN(c)	A2	5.375	01/15/14	12,415	13,026,836
Sr. Unsec’d. Notes	A2	6.300	04/23/19	12,605	15,551,570
Sub. Notes	A3	5.125	09/15/14	52,633	55,977,511
Sub. Notes(c)	A3	5.150	10/01/15	14,600	16,047,546
Sub. Notes	A3	5.250	05/01/15	11,000	11,966,108
Sub. Notes	A3	5.750	01/02/13	10,437	10,439,823
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes(c)	A2	4.200	03/28/17	9,975	11,058,684
Gtd. Notes, 144A, MTN	A2	4.375	01/12/15	23,900	25,333,498

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	19

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	5.450%	02/05/13	$15,220	$15,280,226
Sr. Unsec’d. Notes, MTN(c)	Baa2	6.875	04/25/18	5,840	7,039,851
Sub. Notes(c)	Baa3	6.050	05/16/16	12,000	13,210,284
Morgan Stanley, Notes, Ser. G, MTN	Baa1	6.625	04/01/18	15,000	17,678,625
Sr. Unsec’d. Notes(c)	Baa1	3.450	11/02/15	22,000	22,921,998
Sr. Unsec’d. Notes	Baa1	3.800	04/29/16	14,000	14,696,990
Sr. Unsec’d. Notes(c)	Baa1	4.200	11/20/14	5,000	5,216,950
Sr. Unsec’d. Notes(c)	Baa1	4.750	03/22/17	20,000	21,819,220
Sr. Unsec’d. Notes	Baa1	5.375	10/15/15	475	516,411
Sr. Unsec’d. Notes, MTN	Baa1	5.550	04/27/17	14,875	16,490,946
Sr. Unsec’d. Notes, MTN	Baa1	5.750	10/18/16	20,272	22,472,891
Sr. Unsec’d. Notes, MTN	Baa1	6.000	05/13/14	25,614	27,124,458
Sr. Unsec’d. Notes, MTN(c)	Baa1	6.000	04/28/15	9,590	10,445,505
Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	4.000	07/24/15	17,000	17,786,845
Sr. Unsec’d. Notes, Ser. G, MTN	Baa1	4.100	01/26/15	18,345	19,119,544
Sub. Notes(c)	Baa2	4.750	04/01/14	10,000	10,354,750
National City Bank, Sub. Notes	A3	4.625	05/01/13	3,350	3,393,751
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A(c)	Aa3	3.125	03/20/17	15,400	16,398,690
Sr. Unsec’d. Notes, 144A, MTN	Aa3	3.700	11/13/14	7,900	8,293,025
PNC Funding Corp., Gtd. Notes	A3	2.700	09/19/16	21,950	23,190,724
Gtd. Notes	A3	3.000	05/19/14	5,575	5,762,119
Gtd. Notes	A3	3.625	02/08/15	4,575	4,843,136
Gtd. Notes	A3	4.250	09/21/15	6,500	7,084,662
Gtd. Notes	Baa1	5.250	11/15/15	17,056	19,057,573
Gtd. Notes	A3	5.400	06/10/14	3,630	3,871,667
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa2	4.200	05/13/14	3,850	4,026,904

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A3	3.250%	01/11/14	$4,245	$4,321,053
Gtd. Notes	A3	4.375	03/16/16	25,847	27,966,713
Gtd. Notes., 144A	A3	4.875	08/25/14	5,250	5,536,440
Gtd. Notes	A3	4.875	03/16/15	10,000	10,740,800
Gtd. Notes, Ser. 2	A3	3.400	08/23/13	16,125	16,364,279
Sr. Unsec’d. Notes(c)	Baa1	2.550	09/18/15	4,135	4,231,800
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000	09/24/15	5,580	5,682,332
Sr. Unsec’d. Notes	Baa2	4.625	04/19/16	3,055	3,193,972
Standard Chartered PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	A2	3.200	05/12/16	10,000	10,515,100
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	Aa3	1.800	07/18/17	19,221	19,587,102
Sr. Unsec’d. Notes, 144A	Aa3	2.150	07/22/13	9,500	9,562,254
Svenska Handelsbanken AB (Sweden), Gtd. Notes(c)	Aa3	2.875	04/04/17	5,000	5,283,005
Sr. Unsec’d. Notes, 144A	Aa3	4.875	06/10/14	2,500	2,641,900
UBS AG (Switzerland), Notes, Ser. DPNT, MTN	A2	3.875	01/15/15	2,500	2,641,655
US Bancorp, Jr. Sub. Notes	A3	3.442	02/01/16	10,000	10,530,590
Sr. Unsec’d. Notes, MTN	A1	2.200	11/15/16	20,200	21,046,542
US Bank NA, Sub. Notes	A1	6.300	02/04/14	665	705,211
Wachovia Bank NA, Sub. Notes, MTN	A1	4.800	11/01/14	10,700	11,484,888
Sub. Notes	A1	4.875	02/01/15	47,675	51,463,112
Wachovia Corp., Sr. Unsec’d. Notes, MTN(c)	A2	5.500	05/01/13	4,100	4,168,162
Sub. Notes	A3	5.250	08/01/14	7,650	8,157,501
Wells Fargo & Co., Sr. Unsec’d. Notes(a)(c)	A2	0.513	10/28/15	19,650	19,474,879

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	21

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
Sr. Unsec’d. Notes, MTN(c)	A2	1.250%	02/13/15	$5,000	$5,046,890
Sr. Unsec’d. Notes	A2	1.500	01/16/18	20,260	20,293,226
Sr. Unsec’d. Notes	A2	2.625	12/15/16	22,325	23,561,046
Sr. Unsec’d. Notes(c)	A2	3.676	06/15/16	26,650	28,811,422
Sub. Notes	A3	5.000	11/15/14	29,200	31,325,585
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	Aa2	4.200	02/27/15	5,000	5,363,725

					2,273,035,714

Brokerage 0.4%
BlackRock, Inc., Sr. Unsec’d. Notes	A1	1.375	06/01/15	13,000	13,202,839
Sr. Unsec’d. Notes	A1	3.500	12/10/14	5,980	6,315,568
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	A2	0.850	12/04/15	20,000	20,045,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	5.625	01/24/13	1,000	236,250
Sr. Unsec’d. Notes, MTN(e)(f)	NR	6.000	07/19/12	900	210,375
Sr. Unsec’d. Notes, MTN(e)(f)	NR	6.875	02/06/12	1,520	355,300

					40,365,832

Building Materials & Construction 0.1%
CRH America, Inc., Gtd. Notes	Baa2	5.300	10/15/13	2,000	2,066,064
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba1	6.375	01/15/16	5,239	5,893,875

					7,959,939

Cable 1.9%
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375	03/15/13	4,780	4,855,376
Comcast Corp., Gtd. Notes	Baa1	4.950	06/15/16	11,860	13,368,877
Gtd. Notes(c)	Baa1	5.900	03/15/16	10,617	12,198,232
Gtd. Notes	Baa1	6.500	01/15/17	8,673	10,460,011

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Cable (cont’d.)
COX Communications, Inc., Sr. Unsec’d. Notes (original cost $2,059,317; purchased 12/11/09)(d)(g)	Baa2	4.625%	06/01/13	$1,950	$1,983,573
Sr. Unsec’d. Notes (original cost $1,049,828; purchased 01/29/09)(d)(g)	Baa2	5.450	12/15/14	1,132	1,234,542
Sr. Unsec’d. Notes (original cost $4,505,440; purchased 08/17/10)(d)(g)	Baa2	5.500	10/01/15	4,000	4,491,700
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(c)	Baa2	2.400	03/15/17	14,850	15,211,108
Gtd. Notes	Baa2	3.500	03/01/16	23,450	24,843,071
Gtd. Notes(c)	Baa2	3.550	03/15/15	1,560	1,641,051
Gtd. Notes	Baa2	4.750	10/01/14	15,685	16,747,188
Echostar DBS Corp., Gtd. Notes(c)	Ba2	6.625	10/01/14	10,400	11,180,000
Time Warner Cable, Inc., Gtd. Notes(c)	Baa2	3.500	02/01/15	6,600	6,970,517
Gtd. Notes	Baa2	5.850	05/01/17	8,978	10,605,873
Gtd. Notes	Baa2	6.750	07/01/18	6,442	8,047,237
Gtd. Notes	Baa2	7.500	04/01/14	3,870	4,193,354
Gtd. Notes	Baa2	8.250	02/14/14	17,095	18,518,142
Videotron Ltee (Canada), Gtd. Notes	Ba2	9.125	04/15/18	8,700	9,265,500

					175,815,352

Capital Goods 4.0%
3M Co., Sr. Unsec’d. Notes, MTN(c)	Aa2	1.000	06/26/17	42,950	43,108,013
ABB Finance USA, Inc., Gtd. Notes	A2	1.625	05/08/17	8,490	8,600,446
ADT Corp. (The), Sr. Unsec’d. Notes, 144A	Baa2	2.250	07/15/17	16,575	16,443,361
BAA Funding Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	A-(b)	2.500	06/25/15	10,000	10,328,580
Case New Holland, Inc., Gtd. Notes	Ba2	7.750	09/01/13	10,390	10,805,600

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	23

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes(h)(i)	A2	2.050%	08/01/16	$36,150	$37,421,142
Sr. Unsec’d. Notes, Ser. G, MTN	A2	1.250	11/06/17	14,485	14,474,093
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	1.500	06/26/17	16,225	16,432,437
Danaher Corp., Sr. Unsec’d. Notes(c)	A2	2.300	06/23/16	9,475	9,908,216
Eaton Corp., Gtd. Notes, 144A	Baa1	1.500	11/02/17	12,250	12,275,027
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.125	04/15/15	3,000	3,233,670
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,970,240; purchased 10/10/12)(d)(g)	Baa1	1.400	04/15/16	2,975	2,994,947
Gtd. Notes, 144A (original cost $5,439,482; purchased 01/04/11)(d)(g)	Baa1	2.250	01/10/14	5,450	5,505,530
Gtd. Notes, 144A (original cost $3,329,864; purchased 06/24/10)(d)(g)	Baa1	2.750	07/01/13	3,335	3,370,464
Gtd. Notes, 144A (original cost $3,519,014; purchased 03/12/12)(d)(g)	Baa1	2.750	03/15/17	3,520	3,674,113
Gtd. Notes, 144A (original cost $11,062,000; purchased 07/17/12)(d)(g)	Baa1	5.600	05/01/15	10,000	10,946,070
Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(d)(g)	Baa1	5.900	11/15/15	1,000	1,123,558
Gtd. Notes, 144A (original cost $1,132,613; purchased 12/17/10)(d)(g)	Baa1	6.375	10/15/17	1,011	1,222,767
Federal Express Corp. 2012 Pass-Through Trust, Pass-thru Certs., 144A	A3	2.625	01/15/18	12,375	12,764,410

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A1	5.150%	04/01/14	$2,000	$2,113,898
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	2.000	01/13/17	11,475	11,873,424
Sr. Unsec’d. Notes, MTN	A2	2.250	06/07/16	16,340	17,095,921
Sr. Unsec’d. Notes, MTN	A2	2.950	03/09/15	4,840	5,072,175
Unsec’d. Notes	A2	1.200	10/10/17	10,545	10,561,503
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $1,924,249; purchased 07/10/12)(d)(g)	Baa3	2.500	07/11/14	1,925	1,945,111
Sr. Notes, 144A (original cost $10,035,126; purchased 09/24/12)(d)(g)	Baa3	2.500	03/15/16	10,050	10,077,074
Unsec’d. Notes, 144A (original cost $8,505,755; purchased 05/08/12-05/09/12)(d)(g)	Baa3	3.125	05/11/15	8,500	8,672,890
Pentair Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	1.350	12/01/15	7,750	7,743,134
Roper Industries, Inc., Sr. Unsec’d. Notes	Baa2	1.850	11/15/17	6,770	6,764,943
SPX Corp., Gtd. Notes(c)	Ba2	7.625	12/15/14	7,850	8,595,750
Timken Co., Sr. Unsec’d. Notes	Baa2	6.000	09/15/14	2,665	2,847,726
Tyco Flow Control International Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	1.875	09/15/17	4,100	4,112,050
Tyco International Finance SA (Luxembourg), Gtd. Notes	A3	3.375	10/15/15	358	379,744
United Parcel Service, Inc., Sr. Unsec’d. Notes	Aa3	1.125	10/01/17	5,055	5,064,074

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	25

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
United Technologies Corp., Sr. Unsec’d. Notes	A2	1.800%	06/01/17	$13,490	$13,886,039
Waste Management, Inc., Gtd. Notes	Baa3	2.600	09/01/16	11,133	11,662,586
Gtd. Notes	Baa3	6.375	03/11/15	1,000	1,118,365
Xylem, Inc., Gtd. Notes	Baa2	3.550	09/20/16	20,030	21,338,460

					375,557,311

Chemicals 1.8%
Cabot Corp., Sr. Unsec’d. Notes	Baa2	2.550	01/15/18	19,425	20,022,610
Dow Chemical Co. (The), Sr. Unsec’d. Notes(c)	Baa2	5.900	02/15/15	21,120	23,300,175
Sr. Unsec’d. Notes	Baa2	7.600	05/15/14	8,159	8,907,841
Sr. Unsec’d. Notes	Baa2	8.550	05/15/19	5,000	6,750,380
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.000	01/15/13	245	245,433
Eastman Chemical Co., Sr. Unsec’d. Notes(c)	Baa2	2.400	06/01/17	8,770	9,061,541
Sr. Unsec’d. Notes	Baa2	3.000	12/15/15	3,950	4,155,337
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	1.450	12/08/17	15,600	15,529,129
Sr. Unsec’d. Notes	Baa1	3.000	12/08/16	31,965	33,969,653
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625	12/01/13	6,745	7,042,900
Lubrizol Corp., Gtd. Notes	Aa2	5.500	10/01/14	5,860	6,352,023
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	5.250	05/15/14	3,800	4,034,673
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	1.900	01/15/16	4,665	4,780,818
Sr. Unsec’d. Notes	Baa1	5.750	03/15/13	1,000	1,010,361
Rohm & Haas Co., Sr. Unsec’d. Notes	Baa2	6.000	09/15/17	7,273	8,616,090

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	A3	1.350%	12/15/17	$13,325	$13,295,725

					167,074,689

Consumer 1.6%
Amazon.com, Inc., Sr. Unsec’d. Notes	Baa1	1.200	11/29/17	21,545	21,426,589
Colgate-Palmolive Co., Sr. Unsec’d. Notes, MTN	Aa3	1.300	01/15/17	23,375	23,776,232
eBay, Inc., Sr. Unsec’d. Notes(c)	A2	1.350	07/15/17	4,585	4,638,397
Mattel, Inc., Sr. Unsec’d. Notes	Baa1	2.500	11/01/16	4,000	4,160,960
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	2.000	06/15/15	3,425	3,474,279
Sr. Unsec’d. Notes	Baa3	2.050	12/01/17	7,090	7,184,283
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	1.450	08/15/16	10,625	10,826,354
Sr. Unsec’d. Notes	Aa3	3.500	02/15/15	2,000	2,123,500
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875	04/15/16	8,242	8,736,520
Unilever Capital Corp., Gtd. Notes	A1	0.850	08/02/17	34,600	34,251,370
VF Corp., Sr. Unsec’d. Notes	A3	5.950	11/01/17	15,915	18,821,174
Western Union Co. (The), Sr. Unsec’d. Notes(c)	Baa1	2.375	12/10/15	7,750	7,785,883
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	Baa3	8.600	05/01/14	3,000	3,285,126

					150,490,667

Electric 5.1%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	7.750	03/01/14	2,000	2,130,000
Alliant Energy Corp., Sr. Unsec’d. Notes	Baa1	4.000	10/15/14	2,000	2,107,554

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	27

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Ameren Corp., Sr. Unsec’d. Notes	Baa3	8.875%	05/15/14	$8,692	$9,511,829
American Electric Power Co., Inc., Sr. Unsec’d. Notes	Baa2	1.650	12/15/17	19,295	19,362,610
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	6.125	07/01/13	950	976,269
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	Baa3	5.950	02/01/17	12,400	14,405,836
Sr. Unsec’d. Notes, Ser. B	Baa3	6.850	06/01/15	5,157	5,820,845
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes	Baa3	5.650	12/15/13	3,300	3,447,348
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	2.750	05/15/14	27,600	27,989,160
Sr. Unsec’d. Notes	Ba1	4.250	09/30/15	25,144	26,679,267
Commonwealth Edison Co., First Mtge. Bonds	A3	1.950	09/01/16	10,325	10,651,807
First Mtge. Bonds	A3	4.700	04/15/15	10,000	10,868,420
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	A3	5.550	04/01/14	2,500	2,646,685
Delmarva Power & Light Co., First Mtge. Bonds	A3	6.400	12/01/13	2,000	2,100,736
Detroit Edison Co. (The), Sr. Sec’d. Notes	A2	6.400	10/01/13	1,000	1,042,867
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	1.950	08/15/16	10,100	10,379,578
Sr. Unsec’d. Notes	Baa2	2.250	09/01/15	5,000	5,180,960
DTE Energy Co., Sr. Unsec’d. Notes(a)	Baa2	1.011	06/03/13	5,800	5,811,003
Sr. Unsec’d. Notes	Baa2	7.625	05/15/14	1,550	1,692,339
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	1.750	12/15/16	4,050	4,152,109
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	1.625	08/15/17	17,455	17,500,592
Sr. Unsec’d. Notes	Baa2	2.150	11/15/16	30,080	31,103,201
Sr. Unsec’d. Notes	Baa2	3.950	09/15/14	5,000	5,265,275

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Sr. Unsec’d. Notes	Baa2	5.650%	06/15/13	$1,700	$1,738,845
Sr. Unsec’d. Notes	Baa2	6.300	02/01/14	17,850	18,911,111
ENEL Finance International SA (Netherlands), Gtd. Notes, 144A(c)	Baa2	3.875	10/07/14	15,080	15,526,549
Gtd. Notes, 144A	Baa2	5.700	01/15/13	620	621,151
Entergy Corp., Sr. Unsec’d. Notes	Baa3	3.625	09/15/15	2,500	2,616,227
Sr. Unsec’d. Notes(c)	Baa3	4.700	01/15/17	7,460	8,081,120
Entergy Louisiana LLC, First Mtge. Bonds	A3	1.875	12/15/14	3,545	3,621,983
Entergy Texas, Inc., First Mtge. Bonds	Baa2	3.600	06/01/15	2,475	2,594,537
Exelon Corp., Sr. Unsec’d. Notes(c)	Baa2	4.900	06/15/15	11,718	12,755,371
FirstEnergy Solutions Corp., Gtd. Notes(c)	Baa3	4.800	02/15/15	4,200	4,510,351
Great Plains Energy, Inc., Sr. Unsec’d. Notes	Baa3	2.750	08/15/13	3,330	3,364,519
Iberdrola Finance Ireland Ltd. (Ireland), Gtd. Notes, 144A(c)	Baa1	3.800	09/11/14	11,025	11,324,185
Interstate Power & Light Co., Sr. Unsec’d. Notes	A3	3.300	06/15/15	3,200	3,372,013
LG&E and KU Energy LLC, Sr. Unsec’d. Notes	Baa2	2.125	11/15/15	17,800	18,175,883
National Rural Utilities Cooperative Finance Corp., Collateral Trust	A1	1.000	02/02/15	5,300	5,339,257
Nevada Power Co., Genl. Ref. Mtge., Ser. L	Baa1	5.875	01/15/15	23,350	25,709,728
Nextera Energy Capital Holdings, Inc., Gtd. Notes	Baa1	1.200	06/01/15	5,480	5,518,985
Gtd. Notes	Baa1	2.600	09/01/15	8,300	8,647,596
Gtd. Notes	Baa1	5.350	06/15/13	705	719,480

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	29

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	3.553%	10/01/14	$4,750	$4,967,498
Ohio Power Co., Sr. Unsec’d. Notes, Ser. K	Baa1	6.000	06/01/16	10,366	11,942,762
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa2	6.375	01/15/15	3,000	3,310,854
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.250	12/01/13	13,500	14,183,262
PECO Energy Co., First Mtge. Bonds	A1	5.000	10/01/14	2,685	2,884,756
Pepco Holdings, Inc., Sr. Unsec’d. Notes	Baa3	2.700	10/01/15	5,100	5,279,092
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050	03/15/14	3,400	3,608,427
PSEG Power LLC, Gtd. Notes	Baa1	2.750	09/15/16	16,085	16,737,343
Southern California Edison Co., 1st Ref. Mort.	A1	5.750	03/15/14	2,425	2,574,048
Southern Co. (The), Sr. Unsec’d. Notes	Baa1	1.950	09/01/16	20,455	21,080,084
Sr. Unsec’d. Notes	Baa1	4.150	05/15/14	1,500	1,571,286
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Ser. D	Baa3	4.900	07/01/15	6,811	7,237,736
TECO Finance, Inc., Gtd. Notes	Baa2	4.000	03/15/16	4,000	4,276,752
Gtd. Notes, MTN	Baa2	6.572	11/01/17	2,000	2,411,988
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa3	4.750	01/15/15	3,860	4,090,226
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A2	6.000	04/01/14	435	464,352

					480,595,647

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Integrated 2.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(c)	A2	1.375%	11/06/17	$12,850	$12,861,334
Gtd. Notes	A2	1.846	05/05/17	10,050	10,273,854
Gtd. Notes	A2	2.248	11/01/16	16,600	17,270,374
Gtd. Notes	A2	3.125	10/01/15	13,125	13,932,818
Gtd. Notes	A2	3.200	03/11/16	8,375	8,933,805
Gtd. Notes(c)	A2	3.625	05/08/14	6,800	7,078,276
Gtd. Notes	A2	3.875	03/10/15	15,983	17,027,489
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500	09/15/14	26,200	27,796,104
Chevron Corp., Sr. Unsec’d. Notes	Aa1	1.104	12/05/17	14,895	14,998,997
ConocoPhillips, Gtd. Notes	A1	4.600	01/15/15	2,300	2,485,601
ConocoPhillips Australia Funding Co., Gtd. Notes	A1	5.500	04/15/13	2,400	2,433,557
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.000	02/15/14	9,680	10,351,279
PC Financial Partnership, Gtd. Notes	Baa1	5.000	11/15/14	1,598	1,718,960
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa1	4.000	07/15/13	4,000	4,065,384
Shell International Finance BV (Netherlands), Gtd. Notes(c)	Aa1	1.125	08/21/17	22,490	22,595,523
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100	06/01/18	10,718	13,074,009
Total Capital International SA (France), Gtd. Notes	Aa1	1.500	02/17/17	25,245	25,440,649
Total Capital SA (France), Gtd. Notes	Aa1	3.000	06/24/15	10,000	10,562,500

					222,900,513

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	31

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Other 2.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.950%	09/15/16	$41,620	$47,910,072
Sr. Unsec’d. Notes	Baa3	6.375	09/15/17	8,445	10,087,510
Sr. Unsec’d. Notes(c)	Baa3	7.625	03/15/14	9,500	10,211,569
Cameron International Corp., Sr. Unsec’d. Notes(a)	Baa1	1.241	06/02/14	15,425	15,529,828
Sr. Unsec’d. Notes	Baa1	1.600	04/30/15	3,615	3,652,112
Sr. Unsec’d. Notes	Baa1	6.375	07/15/18	4,309	5,212,404
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	Baa1	5.150	02/01/13	880	883,254
Devon Energy Corp., Sr. Unsec’d. Notes(c)	Baa1	1.875	05/15/17	10,105	10,301,320
Sr. Unsec’d. Notes	Baa1	2.400	07/15/16	2,000	2,071,522
Sr. Unsec’d. Notes	Baa1	5.625	01/15/14	9,843	10,355,830
EnCana Holdings Finance Corp. (Canada), Gtd. Notes	Baa2	5.800	05/01/14	5,495	5,841,119
Forest Oil Corp., Gtd. Notes	B2	8.500	02/15/14	2,242	2,376,520
Marathon Petroleum Corp., Sr. Unsec’d. Notes	Baa2	3.500	03/01/16	4,300	4,577,389
Nabors Industries, Inc., Gtd. Notes	Baa2	6.150	02/15/18	11,805	13,883,164
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	A2	1.350	12/01/17	5,360	5,394,111
Noble Holding International Ltd. (Cayman Islands), Gtd. Notes	Baa1	2.500	03/15/17	3,095	3,194,154
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	1.750	02/15/17	17,285	17,724,661
Phillips 66, Gtd. Notes, 144A	Baa1	2.950	05/01/17	6,430	6,814,752
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.875	05/01/18	19,140	23,285,456

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Schlumberger Norge AS (Norway), Gtd. Notes, 144A	A1	1.250%	08/01/17	$7,430	$7,398,415
Gtd. Notes, 144A	A1	1.950	09/14/16	9,210	9,453,614
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500	10/15/17	3,445	3,481,242
Gtd. Notes	Baa3	5.050	12/15/16	14,050	15,643,579
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.150	03/15/13	912	919,227
Gtd. Notes	Baa2	5.500	02/15/16	4,850	5,342,377
Weatherford International, Inc., Gtd. Notes	Baa2	6.350	06/15/17	10,350	11,846,289
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	4.500	11/10/14	4,800	5,077,042

					258,468,532

Foods 5.2%
Anheuser-Busch Cos. LLC, Gtd. Notes	A3	5.050	10/15/16	6,215	7,110,731
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(c)	A3	1.375	07/15/17	31,050	31,376,957
Gtd. Notes	A3	1.500	07/14/14	6,450	6,543,164
Gtd. Notes(h)(i)	A3	5.375	11/15/14	33,000	35,822,919
ARAMARK Corp., Gtd. Notes	B3	8.500	02/01/15	10,000	10,050,100
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625	05/01/16	5,000	5,118,800
Beam, Inc., Sr. Unsec’d. Notes(c)	Baa2	1.875	05/15/17	8,465	8,646,989
Sr. Unsec’d. Notes	Baa2	6.375	06/15/14	404	435,479
Bottling Group LLC, Gtd. Notes	Aa3	6.950	03/15/14	3,300	3,548,437

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	33

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	$4,400	$4,629,970
Gtd. Notes	Baa2	5.875	05/15/13	11,325	11,525,815
Cargill, Inc., Unsec’d. Notes, 144A (original cost $8,084,286; purchased 02/21/12)(d)(g)	A2	1.900	03/01/17	8,100	8,247,930
Coca-Cola Co. (The), Sr. Unsec’d. Notes	Aa3	1.800	09/01/16	14,600	15,079,610
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	2.125	09/15/15	10,000	10,325,710
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes	AA-(b)	4.250	03/01/15	3,230	3,470,348
Sr. Unsec’d. Notes	AA-(b)	7.375	03/03/14	1,000	1,079,484
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	2.100	03/15/18	12,275	12,295,315
Sr. Unsec’d. Notes	Baa2	5.875	04/15/14	6,000	6,383,838
Diageo Capital PLC (United Kingdom), Gtd. Notes(c)	A3	1.500	05/11/17	9,235	9,365,583
Gtd. Notes(c)	A3	7.375	01/15/14	8,500	9,090,928
Dr Pepper Snapple Group, Inc., Gtd. Notes(c)	Baa1	2.900	01/15/16	14,744	15,535,384
Gtd. Notes	Baa1	6.120	05/01/13	1,000	1,018,444
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.200	03/17/15	1,000	1,098,283
Sr. Unsec’d. Notes	Baa1	5.250	08/15/13	1,210	1,245,253
Sr. Unsec’d. Notes, MTN	Baa1	8.022	02/05/13	3,000	3,018,045
H.J. Heinz Co., Sr. Unsec’d. Notes	Baa2	2.000	09/12/16	6,000	6,191,268
Sr. Unsec’d. Notes	Baa2	5.350	07/15/13	1,100	1,128,035
Heineken NV (Netherlands), Sr. Notes, 144A(c)	Baa1	1.400	10/01/17	16,325	16,275,715
Hershey Co. (The), Sr. Unsec’d. Notes	A2	5.000	04/01/13	575	581,479

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes (original cost $5,743,750; purchased 01/30/2012)(d)(g)	B1	11.625%	05/01/14	$5,000	$5,587,500
Kellogg Co., Sr. Unsec’d. Notes	Baa1	1.125	05/15/15	11,250	11,359,091
Sr. Unsec’d. Notes	Baa1	1.750	05/17/17	4,925	5,004,972
Kraft Foods Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	2.250	06/05/17	10,720	11,087,868
Sr. Unsec’d. Notes, 144A	Baa2	6.125	08/23/18	11,431	14,004,404
Kroger Co. (The), Gtd. Notes	Baa2	5.000	04/15/13	2,570	2,602,824
Gtd. Notes	Baa2	7.500	01/15/14	9,385	10,038,759
McCormick & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.250	09/01/13	1,150	1,186,165
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	Baa1	3.500	11/01/14	13,335	13,936,929
Molson Coors Brewing Co., Gtd. Notes(c)	Baa2	2.000	05/01/17	10,975	11,243,053
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	4.125	02/09/16	10,250	11,167,426
Sr. Unsec’d. Notes	Baa2	5.250	10/01/13	15,750	16,250,850
Sr. Unsec’d. Notes	Baa2	6.000	02/11/13	16,685	16,774,170
Sr. Unsec’d. Notes	Baa2	6.500	08/11/17	14,463	17,664,848
Sr. Unsec’d. Notes	Baa2	6.750	02/19/14	1,000	1,067,232
Nabisco, Inc., Sr. Unsec’d. Notes	Baa2	7.550	06/15/15	4,393	5,094,514
PepsiAmericas, Inc., Gtd. Notes	Aa3	4.375	02/15/14	1,000	1,041,933
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	2.450	01/15/17	30,990	32,303,821
SABMiller PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	5.500	08/15/13	1,643	1,689,278
Safeway, Inc., Sr. Unsec’d. Notes	Baa3	6.250	03/15/14	4,020	4,241,132

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	35

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	2.000%	12/05/14	$11,350	$11,598,088
Tyson Foods, Inc., Gtd. Notes	Baa3	6.600	04/01/16	11,050	12,662,692
Woolworths Ltd. (Australia), Sr. Unsec’d. Notes, 144A(c)	A3	2.550	09/22/15	6,810	7,073,595
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250	09/15/15	10,345	11,171,731
Sr. Unsec’d. Notes	Baa3	6.250	04/15/16	5,300	6,040,113

					488,133,001

Gaming
Pinnacle Entertainment, Inc., Gtd. Notes(c)	B1	8.625	08/01/17	2,500	2,684,375

Healthcare & Pharmaceutical 6.4%
AbbVie, Inc., Gtd. Notes, 144A	Baa1	1.750	11/06/17	39,375	39,803,282
Allergan, Inc., Sr. Unsec’d. Notes	A3	5.750	04/01/16	15,900	18,296,035
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	1.875	11/15/14	7,000	7,158,690
Sr. Unsec’d. Notes	Baa1	2.125	05/15/17	26,975	27,944,508
Sr. Unsec’d. Notes	Baa1	2.300	06/15/16	23,775	24,717,584
Sr. Unsec’d. Notes	Baa1	6.150	06/01/18	6,000	7,289,424
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.100	02/12/15	6,675	6,799,522
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	5.900	09/15/17	10,000	12,150,250
Baxter International, Inc., Sr. Unsec’d. Notes	A3	1.850	01/15/17	6,765	6,971,123
Sr. Unsec’d. Notes	A3	4.000	03/01/14	1,990	2,066,951
Becton Dickinson and Co., Sr. Unsec’d. Notes	A3	1.750	11/08/16	13,915	14,325,966
Biogen Idec, Inc., Sr. Unsec’d. Notes	Baa2	6.000	03/01/13	10,870	10,963,543

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Boston Scientific Corp.,
Sr. Unsec’d. Notes	Baa3	4.500%	01/15/15	$23,642	$25,130,122
Sr. Unsec’d. Notes	Baa3	5.450	06/15/14	9,870	10,493,103
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	1.900	06/15/17	8,050	8,199,947
Sr. Unsec’d. Notes	Baa2	5.500	06/15/13	3,250	3,317,697
CareFusion Corp., Sr. Unsec’d. Notes	Baa3	5.125	08/01/14	16,475	17,506,319
Celgene Corp., Sr. Unsec’d. Notes	Baa2	1.900	08/15/17	5,555	5,654,712
Sr. Unsec’d. Notes	Baa2	2.450	10/15/15	6,840	7,097,923
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	1.350	05/29/15	11,020	11,169,123
CR Bard, Inc., Sr. Unsec’d. Notes	A3	1.375	01/15/18	11,225	11,284,279
Express Scripts Holding Co., Gtd. Notes, 144A	Baa3	2.650	02/15/17	14,467	15,036,841
Gtd. Notes(c)	Baa3	3.125	05/15/16	7,300	7,696,332
Gtd. Notes, 144A	Baa3	3.500	11/15/16	18,110	19,362,578
Gtd. Notes	Baa3	6.250	06/15/14	8,812	9,489,449
Genzyme Corp., Gtd. Notes	A2	3.625	06/15/15	7,200	7,714,123
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	2.400	12/01/14	5,840	6,022,372
Sr. Unsec’d. Notes(c)	Baa1	3.050	12/01/16	19,700	21,099,212
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	1.500	05/08/17	24,125	24,475,753
HCA, Inc., Sr. Unsec’d. Notes(c)	B3	6.250	02/15/13	10,000	10,051,844
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.900	06/15/14	5,420	5,793,102
Sr. Unsec’d. Notes, Ser. G, MTN	Baa3	6.400	05/15/15	2,200	2,446,902
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	2.200	08/23/17	14,785	15,175,960

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	37

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	$4,372	$4,930,912
Life Technologies Corp., Sr. Unsec’d. Notes	Baa3	3.500	01/15/16	14,150	14,892,974
Sr. Unsec’d. Notes	Baa3	4.400	03/01/15	4,500	4,796,163
McKesson Corp., Sr. Unsec’d. Notes	Baa2	3.250	03/01/16	2,310	2,476,096
Sr. Unsec’d. Notes	Baa2	5.250	03/01/13	2,765	2,785,596
Sr. Unsec’d. Notes	Baa2	6.500	02/15/14	5,910	6,290,486
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	2.750	09/15/15	3,355	3,497,185
Sr. Unsec’d. Notes	Baa3	6.125	03/15/13	11,782	11,915,148
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.500	03/15/14	1,000	1,046,542
Roche Holdings, Inc., Gtd. Notes, 144A	A1	5.000	03/01/14	2,012	2,113,517
Gtd. Notes, 144A	A1	6.000	03/01/19	10,250	12,759,128
Sanofi-Aventis SA (France), Sr. Unsec’d. Notes	A2	2.625	03/29/16	9,380	9,872,666
St. Jude Medical, Inc., Sr. Unsec’d. Notes(c)	Baa1	3.750	07/15/14	4,700	4,921,854
Stryker Corp., Sr. Unsec’d. Notes	A3	2.000	09/30/16	8,085	8,418,749
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.400	11/10/16	18,420	19,195,832
Teva Pharmaceutical Finance Co. LLC, Gtd. Notes	A3	5.550	02/01/16	10,879	12,313,113
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	2.250	08/15/16	33,005	34,173,080
Sr. Unsec’d. Notes(c)	Baa1	3.200	03/01/16	6,385	6,780,704
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes(c)	Baa3	1.875	10/01/17	14,010	14,194,218
Sr. Unsec’d. Notes	Baa3	5.000	08/15/14	4,000	4,261,184

					604,339,718

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare Insurance 2.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	1.500%	11/15/17	$3,000	$3,006,066
Sr. Unsec’d. Notes	Baa1	1.750	05/15/17	10,655	10,815,730
Sr. Unsec’d. Notes(c)	Baa1	6.000	06/15/16	20,370	23,637,552
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	2.750	11/15/16	20,415	21,475,437
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	5.950	03/15/17	19,180	22,295,810
Sr. Unsec’d. Notes	Baa3	6.300	08/15/14	10,575	11,423,147
Humana, Inc., Sr. Unsec’d. Notes	Baa3	6.450	06/01/16	3,500	3,975,545
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(c)	A3	1.400	10/15/17	4,750	4,757,429
Sr. Unsec’d. Notes(c)	A3	1.875	11/15/16	7,350	7,568,971
Sr. Unsec’d. Notes	A3	4.875	02/15/13	921	925,650
Sr. Unsec’d. Notes	A3	4.875	04/01/13	4,150	4,193,633
Sr. Unsec’d. Notes	A3	5.375	03/15/16	23,015	26,126,444
Sr. Unsec’d. Notes	A3	6.000	02/15/18	15,075	18,349,064
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	1.875	01/15/18	41,195	41,706,601
Sr. Unsec’d. Notes	Baa2	6.000	02/15/14	12,833	13,582,011

					213,839,090

Insurance 2.3%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500	08/01/16	5,090	6,013,932
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.000	08/15/14	3,795	4,058,692
Sr. Unsec’d. Notes	A3	6.200	05/16/14	1,750	1,879,405
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	3.650	01/15/14	6,845	7,028,069
Sr. Unsec’d. Notes(c)	Baa1	3.800	03/22/17	28,700	31,062,986
Sr. Unsec’d. Notes	Baa1	4.250	05/15/13	4,500	4,554,657
Sr. Unsec’d. Notes	Baa1	4.875	09/15/16	14,225	15,910,392
Sr. Unsec’d. Notes	Baa1	5.050	10/01/15	5,000	5,516,850
Sr. Unsec’d. Notes, MTN(c)	Baa1	5.600	10/18/16	2,500	2,854,905

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	39

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
AON Corp., Gtd. Notes	Baa2	3.500%	09/30/15	$7,315	$7,704,195
Sr. Unsec’d. Notes	Baa2	3.125	05/27/16	4,665	4,911,191
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750	12/01/14	5,180	5,555,394
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	6.150	10/15/15	4,639	5,097,760
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	4.000	03/30/15	16,425	17,356,068
Sr. Unsec’d. Notes(c)	Baa3	4.000	10/15/17	7,500	8,193,015
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	5.750	03/15/14	4,955	5,189,139
Sr. Unsec’d. Notes, 144A	Baa2	6.700	08/15/16	3,135	3,582,126
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300	06/15/15	7,135	7,675,369
Sr. Unsec’d. Notes	Baa2	4.750	02/15/14	3,255	3,391,625
Massmutual Global Funding II, Sr. Sec’d. Notes, 144A	Aa2	2.875	04/21/14	5,000	5,143,030
MetLife, Inc., Sr. Unsec’d. Notes(c)	A3	1.756	12/15/17	12,125	12,315,884
Sr. Unsec’d. Notes	A3	2.375	02/06/14	8,730	8,893,426
Sr. Unsec’d. Notes	A3	5.000	06/15/15	5,000	5,504,480
Sr. Unsec’d. Notes	A3	5.500	06/15/14	1,500	1,608,195
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A(c)	Aa3	2.500	09/29/15	6,645	6,931,772
Sr. Sec’d. Notes, 144A(c)	Aa3	5.125	04/10/13	9,500	9,618,968
New York Life Global Funding, Sr. Sec’d. Notes, 144A(c)	Aaa	3.000	05/04/15	1,275	1,339,752
Principal Financial Group, Inc., Gtd. Notes(c)	A3	1.850	11/15/17	5,995	6,026,720

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.300%	04/24/13	$500	$507,153
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	5.500	12/01/15	3,855	4,363,243
Willis Group Holdings PLC (Ireland), Gtd. Notes	Baa3	4.125	03/15/16	4,065	4,335,806
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250	09/15/14	6,300	6,708,473

					220,832,672

Lodging 1.3%
Carnival Corp. (Panama), Gtd. Notes	A3	1.875	12/15/17	16,690	16,712,665
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.000	03/01/19	15,350	15,798,297
Sr. Unsec’d. Notes	Baa2	5.810	11/10/15	22,840	25,408,221
Sr. Unsec’d. Notes(c)	Baa2	6.375	06/15/17	9,400	11,026,087
Sr. Unsec’d. Notes, Ser. J	Baa2	5.625	02/15/13	4,845	4,871,262
Sheraton Holding Corp., Gtd. Notes	Baa2	7.375	11/15/15	16,528	19,114,847
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Baa2	6.750	05/15/18	3,000	3,647,265
Sr. Unsec’d. Notes	Baa2	7.150	12/01/19	10,218	12,633,770
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	2.950	03/01/17	12,000	12,270,804

					121,483,218

Media & Entertainment 2.4%
Belo Corp., Gtd. Notes	Ba1	8.000	11/15/16	4,400	4,790,500
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100	02/15/18	10,000	11,948,900

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	41

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
CBS Corp., Gtd. Notes(d)	Baa2	1.950%	07/01/17	$4,065	$4,141,369
Lamar Media Corp., Gtd. Notes	Ba2	9.750	04/01/14	8,000	8,760,000
NBC Universal Media LLC, Sr. Unsec’d. Notes	Baa2	2.100	04/01/14	7,830	7,973,304
Sr. Unsec’d. Notes	Baa2	2.875	04/01/16	15,637	16,485,245
Sr. Unsec’d. Notes	Baa2	3.650	04/30/15	22,785	24,239,025
News America Holdings, Inc., Gtd. Notes	Baa1	8.000	10/17/16	30,452	37,517,229
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625	02/01/14	3,000	3,330,000
Time Warner, Inc., Gtd. Notes	Baa2	3.150	07/15/15	13,200	13,958,934
Gtd. Notes	Baa2	5.875	11/15/16	31,037	36,340,944
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	1.250	02/27/15	9,250	9,340,308
Sr. Unsec’d. Notes(c)	Baa1	2.500	12/15/16	9,025	9,410,124
Sr. Unsec’d. Notes	Baa1	4.250	09/15/15	4,195	4,554,780
Sr. Unsec’d. Notes	Baa1	4.375	09/15/14	16,850	17,852,828
Sr. Unsec’d. Notes	Baa1	6.250	04/30/16	9,660	11,198,558
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN(c)	A2	1.100	12/01/17	7,325	7,340,368

					229,182,416

Metals 2.1%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	2.150	09/27/13	875	881,205
Gtd. Notes, 144A	Baa1	9.375	04/08/14	5,080	5,584,546
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	Ba1	4.250	03/01/16	6,330	6,354,605
Sr. Unsec’d. Notes	Ba1	5.375	06/01/13	10,300	10,403,422
Sr. Unsec’d. Notes(c)	Ba1	9.500	02/15/15	2,395	2,665,237
Barrick Gold Financeco LLC, Gtd. Notes, MTN	Baa1	6.125	09/15/13	10,130	10,506,957

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	1.625%	02/24/17	$14,645	$14,975,757
Gtd. Notes(c)	A1	1.875	11/21/16	17,250	17,786,061
Gtd. Notes	A1	5.500	04/01/14	10,900	11,577,860
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	7.000	11/01/15	6,000	6,300,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	2.150	03/01/17	11,150	11,209,218
Nucor Corp., Sr. Unsec’d. Notes	A3	5.000	06/01/13	750	765,000
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(b)	4.500	05/15/13	8,200	8,306,772
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	2.250	09/20/16	2,108	2,186,898
Gtd. Notes(c)	A3	2.500	05/20/16	4,235	4,421,048
Gtd. Notes	A3	8.950	05/01/14	26,975	29,826,851
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	2.500	02/01/18	16,275	16,613,634
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	1.800	10/23/15	7,825	7,867,490
Gtd. Notes, 144A(c)	Baa2	2.450	10/25/17	7,880	7,956,389
Gtd. Notes, 144A	Baa2	2.850	11/10/14	23,375	23,992,100

					200,181,050

Non-Captive Finance 3.4%
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(c)	B1	4.750	02/15/15	10,000	10,400,000
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	1.625	07/02/15	25,000	25,414,850

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	43

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
Sr. Unsec’d. Notes(c)	A1	2.100%	01/07/14	$20,000	$20,328,240
Sr. Unsec’d. Notes(c)	A1	2.250	11/09/15	10,500	10,843,507
Sr. Unsec’d. Notes, MTN	A1	2.300	04/27/17	25,350	26,284,933
Sr. Unsec’d. Notes, MTN	A1	3.350	10/17/16	44,558	47,827,933
Sr. Unsec’d. Notes, MTN	A1	4.875	03/04/15	16,700	18,084,764
Sr. Unsec’d. Notes, MTN(c)	A1	5.625	05/01/18	37,626	44,682,154
Sr. Unsec’d. Notes	A1	5.900	05/13/14	16,000	17,147,440
Sr. Unsec’d. Notes, Ser. G, MTN(c)	A1	1.600	11/20/17	9,500	9,506,165
Sr. Unsec’d. Notes, Ser. G, MTN	A1	6.000	08/07/19	10,000	12,165,630
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.500	09/01/14	1,910	2,038,925
Sr. Unsec’d. Notes(c)	Ba3	5.750	05/15/16	3,750	3,952,834
Sr. Unsec’d. Notes, MTN	Ba3	6.375	03/25/13	1,750	1,768,375
NYSE Euronext, Sr. Unsec’d. Notes	A3	2.000	10/05/17	19,880	20,209,591
SLM Corp., Sr. Notes, MTN	Ba1	6.250	01/25/16	3,490	3,795,375
Sr. Unsec’d. Notes, MTN	Ba1	4.625	09/25/17	10,000	10,237,510
Sr. Unsec’d. Notes, MTN	Ba1	5.050	11/14/14	3,000	3,148,977
Sr. Unsec’d. Notes, MTN	Ba1	6.000	01/25/17	9,565	10,354,113
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.000	10/01/13	4,150	4,248,563
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.000	04/15/15	12,310	12,976,180
Sr. Unsec’d. Notes, Ser. A, MTN	Ba1	5.375	01/15/13	6,165	6,170,062

					321,586,121

Packaging 0.1%
Bemis Co., Inc., Sr. Unsec’d. Notes	Baa2	5.650	08/01/14	3,775	4,040,986

Paper 0.4%
Domtar Corp., Gtd. Notes, Ser. GLOB	Baa3	7.125	08/15/15	8,085	9,049,937

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Paper (cont’d.)
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $3,485,580; purchased 06/05/12)(c)(d)(g)	Baa2	7.700%	06/15/15	$3,000	$3,461,400
International Paper Co., Sr. Unsec’d. Notes	Baa3	5.250	04/01/16	4,500	4,995,891
Sr. Unsec’d. Notes	Baa3	7.400	06/15/14	3,000	3,249,234
Sr. Unsec’d. Notes	Baa3	7.950	06/15/18	10,026	12,961,873
Rock-Tenn Co., Sr. Unsec’d. Notes, 144A	Ba1	4.450	03/01/19	5,325	5,745,015

					39,463,350

Pipelines & Other 1.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	4.950	10/15/14	950	1,018,060
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	9.700	12/01/13	2,620	2,822,450
DCP Midstream Operating LP, Gtd. Notes(c)	Baa3	2.500	12/01/17	8,990	8,942,101
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	8.500	04/15/14	2,005	2,180,199
Enterprise Products Operating LLC, Gtd. Notes	Baa2	1.250	08/13/15	5,575	5,609,236
Gtd. Notes	Baa2	3.200	02/01/16	2,190	2,314,035
Gtd. Notes	Baa2	3.700	06/01/15	2,400	2,550,363
Gtd. Notes	Baa2	6.650	04/15/18	3,400	4,214,623
Gtd. Notes, Ser. M(c)	Baa2	5.650	04/01/13	5,000	5,055,755
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(c)	Baa2	3.500	03/01/16	10,061	10,755,199
Sr. Unsec’d. Notes	Baa2	5.625	02/15/15	3,600	3,944,549
Sr. Unsec’d. Notes	Baa2	6.000	02/01/17	4,900	5,723,239
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	5.650	10/15/16	3,990	4,538,920

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	45

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Sr. Unsec’d. Notes	Baa2	6.450%	06/01/14	$5,000	$5,329,595
NiSource Finance Corp., Gtd. Notes	Baa3	6.150	03/01/13	273	275,266
Oneok Partners LP, Gtd. Notes	Baa2	2.000	10/01/17	13,030	13,138,305
Sempra Energy, Sr. Unsec’d. Notes	Baa1	2.000	03/15/14	8,710	8,841,782
Sr. Unsec’d. Notes(c)	Baa1	2.300	04/01/17	12,390	12,865,516
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	3.800	02/15/15	8,300	8,776,312
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	Baa2	7.250	02/01/17	1,000	1,214,829

					110,110,334

Railroads 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.875	01/15/15	5,000	5,401,550
Sr. Unsec’d. Notes	A3	6.875	02/15/16	2,000	2,315,080
Sr. Unsec’d. Notes	A3	7.000	02/01/14	5,000	5,337,540
CSX Corp., Sr. Unsec’d. Notes	Baa2	5.300	02/15/14	4,000	4,188,140
Sr. Unsec’d. Notes	Baa2	5.750	03/15/13	675	681,957
Sr. Unsec’d. Notes	Baa2	6.250	04/01/15	2,000	2,239,518
Sr. Unsec’d. Notes	Baa2	6.250	03/15/18	11,608	14,150,558
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.257	09/17/14	3,000	3,231,291
Sr. Unsec’d. Notes	Baa1	7.700	05/15/17	6,810	8,595,889
Union Pacific Corp., Sr. Unsec’d. Notes	Baa1	5.125	02/15/14	3,000	3,150,453

					49,291,976

Real Estate Investment Trusts 1.5%
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	6.250	05/15/13	3,000	3,059,340

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
Sr. Unsec’d. Notes(c)	Baa2	7.375%	02/15/15	$4,535	$5,057,545
HCP, Inc., Sr. Unsec’d. Notes	Baa1	2.700	02/01/14	3,565	3,628,981
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875	08/15/14	3,300	3,522,826
Kilroy Realty LP, Gtd. Notes	Baa3	5.000	11/03/15	2,675	2,918,037
Liberty Property LP, Sr. Unsec’d. Notes	Baa1	5.650	08/15/14	7,955	8,499,926
Mack-Cali Realty LP, Sr. Unsec’d. Notes(c)	Baa2	2.500	12/15/17	4,270	4,315,732
Sr. Unsec’d. Notes	Baa2	4.600	06/15/13	8,495	8,623,869
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	2.000	01/31/18	7,800	7,793,518
Sr. Unsec’d. Notes	Baa1	5.500	11/15/15	6,500	7,207,194
Sr. Unsec’d. Notes	Baa1	5.950	09/15/16	1,700	1,947,049
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	A3	1.500	02/01/18	11,910	11,842,768
Sr. Unsec’d. Notes	A3	2.800	01/30/17	1,685	1,777,988
Sr. Unsec’d. Notes(c)	A3	4.200	02/01/15	2,280	2,417,947
Sr. Unsec’d. Notes	A3	5.100	06/15/15	6,395	7,044,201
Sr. Unsec’d. Notes	A3	5.250	12/01/16	5,800	6,635,995
Sr. Unsec’d. Notes	A3	5.750	12/01/15	12,088	13,616,455
Sr. Unsec’d. Notes	A3	5.875	03/01/17	8,025	9,501,560
Sr. Unsec’d. Notes(c)	A3	6.100	05/01/16	9,640	11,120,270
Sr. Unsec’d. Notes	A3	6.125	05/30/18	2,774	3,379,043
Sr. Unsec’d. Notes	A3	6.750	05/15/14	4,975	5,306,713
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes(c)	Baa2	2.000	02/15/18	8,035	8,040,191
WEA Finance LLC/WT Finance AUST Pty Ltd., Gtd. Notes, 144A	A2	7.500	06/02/14	5,043	5,486,940

					142,744,088

Retailers 1.6%
AutoZone, Inc., Sr. Unsec’d. Notes	Baa2	5.500	11/15/15	7,400	8,318,244

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	47

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Retailers (cont’d.)
Sr. Unsec’d. Notes	Baa2	5.750%	01/15/15	$13,024	$14,251,942
Costco Wholesale Corp., Sr. Unsec’d. Notes(c)	A1	1.125	12/15/17	21,455	21,598,684
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250	05/18/15	17,500	18,553,010
Sr. Unsec’d. Notes	Baa2	4.875	09/15/14	2,000	2,148,594
CVS Pass-Through Trust, Pass-thru Certs., 144A	Baa2	6.117	01/10/13	5,050	5,058,062
Home Depot, Inc. (The), Sr. Unsec’d. Notes	A3	5.400	03/01/16	8,256	9,431,786
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A3	1.625	04/15/17	10,535	10,780,602
Macy’s Retail Holdings, Inc., Gtd. Notes(c)	Baa3	5.750	07/15/14	8,471	9,084,275
Gtd. Notes	Baa3	5.875	01/15/13	3,437	3,443,066
Gtd. Notes	Baa3	5.900	12/01/16	8,844	10,391,824
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa1	6.750	06/01/14	13,433	14,571,863
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500	05/15/16	2,725	2,895,313
Target Corp., Sr. Unsec’d. Notes	A2	5.875	07/15/16	4,300	5,072,615
TJX Cos., Inc., Sr. Unsec’d. Notes(c)	A3	4.200	08/15/15	7,140	7,757,424
Walgreen Co., Sr. Unsec’d. Notes	Baa1	1.800	09/15/17	8,760	8,808,819

					152,166,123

Technology 2.8%
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750	11/15/14	3,550	3,782,554
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375	11/01/15	1,625	1,686,056
CA, Inc., Sr. Unsec’d. Notes	Baa2	6.125	12/01/14	7,000	7,628,285
Dell, Inc., Sr. Unsec’d. Notes	A2	2.100	04/01/14	365	371,680

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
Electronic Data Systems LLC, Sr. Unsec’d. Notes, Ser. B	Baa1	6.000%	08/01/13	$4,000	$4,100,732
Equifax, Inc., Sr. Unsec’d. Notes	Baa1	4.450	12/01/14	14,625	15,420,161
Fiserv, Inc., Gtd. Notes	Baa2	3.125	10/01/15	1,670	1,750,917
Gtd. Notes	Baa2	3.125	06/15/16	22,060	23,173,412
Hewlett-Packard Co., Sr. Unsec’d. Notes(c)	Baa1	2.350	03/15/15	15,000	15,066,795
Sr. Unsec’d. Notes(c)	Baa1	2.600	09/15/17	14,150	13,784,307
Sr. Unsec’d. Notes	Baa1	3.300	12/09/16	8,126	8,271,366
Sr. Unsec’d. Notes	Baa1	4.750	06/02/14	10,000	10,424,030
Sr. Unsec’d. Notes	Baa1	6.125	03/01/14	2,800	2,943,408
Intel Corp., Sr. Unsec’d. Notes	A1	1.350	12/15/17	35,325	35,314,791
International Business Machines Corp., Sr. Unsec’d. Notes(c)	Aa3	1.250	02/06/17	15,300	15,461,553
Sr. Unsec’d. Notes	Aa3	1.950	07/22/16	29,165	30,310,339
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B2	9.750	08/01/18	1,795	2,079,956
Oracle Corp., Sr. Unsec’d. Notes	A1	1.200	10/15/17	21,770	21,834,613
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000	05/01/14	5,509	5,929,061
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500	08/12/15	2,425	2,582,625
Tyco Electronics Group SA (Luxembourg), Gtd. Notes	Baa2	1.600	02/03/15	4,710	4,779,746
Xerox Corp., Sr. Unsec’d. Notes(a)	Baa2	1.130	05/16/14	6,460	6,446,473
Sr. Unsec’d. Notes(c)	Baa2	2.950	03/15/17	2,010	2,062,306
Sr. Unsec’d. Notes	Baa2	4.250	02/15/15	16,135	16,969,002

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	49

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
Sr. Unsec’d. Notes	Baa2	8.250%	05/15/14	$9,280	$10,122,494

					262,296,662

Telecommunications 6.2%
ALLTEL Corp., Sr. Unsec’d. Notes	A-(b)	6.500	11/01/13	4,000	4,190,144
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375	09/08/16	24,770	25,745,517
Gtd. Notes(c)	A2	3.625	03/30/15	7,200	7,634,203
Gtd. Notes(c)	A2	5.500	03/01/14	6,350	6,694,094
Gtd. Notes	A2	5.750	01/15/15	2,600	2,853,440
AT&T, Inc., Sr. Unsec’d. Notes(c)	A2	1.400	12/01/17	19,590	19,593,683
Sr. Unsec’d. Notes	A2	1.600	02/15/17	27,100	27,418,181
Sr. Unsec’d. Notes	A2	2.400	08/15/16	16,925	17,662,439
Sr. Unsec’d. Notes	A2	2.500	08/15/15	29,840	31,110,528
Sr. Unsec’d. Notes(c)	A2	2.950	05/15/16	15,420	16,325,493
Sr. Unsec’d. Notes	A2	5.100	09/15/14	2,750	2,954,047
Sr. Unsec’d. Notes	A2	5.625	06/15/16	8,000	9,182,264
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	2.000	06/22/15	18,705	19,229,077
Sr. Unsec’d. Notes	Baa2	5.150	01/15/13	1,000	1,001,776
Sr. Unsec’d. Notes(c)	Baa2	5.950	01/15/18	33,835	40,434,348
CC Holdings GS V LLC, Sr. Sec’d. Notes, 144A(c)	Baa3	2.381	12/15/17	7,475	7,511,545
CenturyLink, Inc., Sr. Unsec’d. Notes, Ser. M	Baa3	5.000	02/15/15	9,190	9,768,060
Sr. Unsec’d. Notes, Ser. R	Baa3	5.150	06/15/17	10,450	11,259,102
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes, 144A	Baa1	2.250	03/06/17	20,425	20,945,572
Gtd. Notes, 144A	Baa1	3.125	04/11/16	8,800	9,308,112
Gtd. Notes	Baa1	5.250	07/22/13	5,000	5,127,870
Gtd. Notes	Baa1	5.875	08/20/13	10,001	10,328,683

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Embarq Corp., Sr. Unsec’d. Notes (original cost $9,496,667; purchased 02/13/12)(d)(g)	Baa3	7.082%	06/01/16	$8,480	$9,935,007
France Telecom SA (France), Sr. Unsec’d. Notes(c)	A3	2.125	09/16/15	4,360	4,484,430
Sr. Unsec’d. Notes	A3	2.750	09/14/16	10,225	10,733,407
Sr. Unsec’d. Notes	A3	4.375	07/08/14	5,720	6,019,888
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250	05/01/14	66	71,115
Nippon Telegraph & Telephone Corp. (Japan), Sr. Unsec’d. Notes	Aa2	1.400	07/18/17	8,720	8,825,486
Qwest Corp., Sr. Unsec’d. Notes(a)(c)	Baa3	3.558	06/15/13	8,000	8,061,560
Sr. Unsec’d. Notes	Baa3	8.375	05/01/16	8,679	10,384,285
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa1	6.250	06/15/13	5,535	5,677,604
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.950	09/30/14	9,192	9,596,448
Gtd. Notes	Baa2	5.250	11/15/13	13,735	14,112,712
Gtd. Notes	Baa2	6.175	06/18/14	5,625	5,928,750
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	2.582	04/26/13	10,700	10,737,450
Gtd. Notes	Baa2	4.949	01/15/15	4,740	4,965,150
Gtd. Notes(c)	Baa2	5.855	02/04/13	5,000	5,014,487
Verizon Communications, Inc., Sr. Unsec’d. Notes(c)	A3	1.100	11/01/17	13,100	13,041,142
Sr. Unsec’d. Notes	A3	2.000	11/01/16	29,575	30,608,203
Sr. Unsec’d. Notes	A3	3.000	04/01/16	19,250	20,497,516
Sr. Unsec’d. Notes(c)	A2	5.550	02/01/14	18,100	19,000,366
Sr. Unsec’d. Notes	A2	7.375	11/15/13	9,350	9,882,641

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	51

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes(c)	A3	1.250%	09/26/17	$24,270	$24,196,656
Sr. Unsec’d. Notes(c)	A3	1.625	03/20/17	24,750	25,113,330
Sr. Unsec’d. Notes	A3	4.150	06/10/14	10,976	11,515,942
Sr. Unsec’d. Notes	A3	5.000	09/15/15	5,175	5,740,964
Windstream Corp., Gtd. Notes	Ba3	8.125	08/01/13	7,000	7,262,500

					587,685,217

Tobacco 1.5%
Altria Group, Inc., Gtd. Notes	Baa1	4.125	09/11/15	5,430	5,893,977
Gtd. Notes	Baa1	7.750	02/06/14	15,150	16,283,144
Gtd. Notes(c)	Baa1	8.500	11/10/13	15,800	16,834,315
Gtd. Notes	Baa1	9.700	11/10/18	7,500	10,499,460
Lorillard Tobacco Co., Gtd. Notes	Baa2	2.300	08/21/17	11,600	11,729,479
Gtd. Notes	Baa2	3.500	08/04/16	16,264	17,210,549
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	1.125	08/21/17	23,615	23,539,574
Sr. Unsec’d. Notes(c)	A2	2.500	05/16/16	13,250	13,936,271
Sr. Unsec’d. Notes	A2	6.875	03/17/14	3,500	3,768,653
Reynolds American, Inc., Gtd. Notes	Baa2	1.050	10/30/15	6,800	6,797,899
Gtd. Notes(c)	Baa2	6.750	06/15/17	10,400	12,559,227
Gtd. Notes	Baa2	7.300	07/15/15	2,450	2,805,154
Gtd. Notes	Baa2	7.625	06/01/16	3,000	3,589,239

					145,446,941

TOTAL CORPORATE BONDS (cost $8,277,364,520)					8,531,900,454

FOREIGN AGENCIES 0.9%
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	Aa3	5.500	01/26/14	6,725	7,062,750

See Notes to Financial Statements.

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Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN AGENCIES (Continued)
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	4.125%	09/09/15	$11,000	$11,831,512
Sr. Unsec’d. Notes	Aa3	5.875	01/14/15	5,000	5,467,390
GAZ Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A(c)	Baa1	8.125	07/31/14	4,200	4,571,280
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.875	05/04/17	9,500	10,270,630
Sr. Unsec’d. Notes	Aa3	4.375	08/10/15	5,800	6,262,521
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250	06/17/14	2,000	2,140,736
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375	07/30/14	5,000	5,312,440
Petrobras International Finance Co. - PiFCo. (Cayman Islands), Gtd. Notes	A3	3.500	02/06/17	11,405	11,960,960
Gtd. Notes	A3	3.875	01/27/16	4,100	4,325,512
Statoil ASA (Norway), Gtd. Notes(c)	Aa2	1.200	01/17/18	14,850	14,852,747
Sr. Unsec’d. Notes	Aa2	2.900	10/15/14	2,325	2,419,609

TOTAL FOREIGN AGENCIES (cost $82,225,980)					86,478,087

FOREIGN LOCAL GOVERNMENT 0.1%
Province of Ontario Canada (Canada), Sr. Unsec’d. Notes (cost $11,497,313)	Aa2	2.700	06/16/15	11,500	12,107,108

MUNICIPAL BONDS 0.6%
Catholic Health Initiatives, Sec’d. Notes	Aa3	1.600	11/01/17	2,100	2,122,470

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	53

Portfolio of Investments

as of December 31, 2012 continued

Description	Moody’s Ratings† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)
Cornell University, Sr. Unsec’d. Notes	Aa1	4.350%	02/01/14	$2,000	$2,076,180
State of California, GO Var. Purp.	A1	4.850	10/01/14	3,200	3,401,600
State of California, GO Var. Purp. 3	A1	5.250	04/01/14	7,750	8,178,963
State of Illinois, GO	A2	4.421	01/01/15	32,070	34,000,293

TOTAL MUNICIPAL BONDS (cost $48,440,291)					49,779,506

U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Notes (cost $12,578,678)		0.625	11/30/17	12,660	12,617,475

				Shares
PREFERRED STOCK

Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $3,342,000)				132,000	3,682,800

TOTAL LONG-TERM INVESTMENTS (cost $8,913,176,953)					9,178,839,230

SHORT-TERM INVESTMENT 8.2%

Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund, 0.19% (cost $771,989,416; includes $590,770,891 of cash collateral received for securities on loan)(Note 3)(j)(k)				771,989,416	771,989,416

TOTAL INVESTMENTS 105.3% (cost $9,685,166,369; Note 5)					9,950,828,646
Liabilities in excess of other assets(l) (5.3)%					(499,607,245)

NET ASSETS 100.0%					$9,451,221,401

See Notes to Financial Statements.

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The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

GO—General Obligation

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

PIK—Payment-in-Kind

†	The ratings reflected are as of December 31, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard and Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2012.
(b)	Standard & Poor’s Rating.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $577,081,334; cash collateral of $590,770,891 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Security is post-maturity.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $83,158,211. The aggregate value of $84,474,176 is approximately 0.9% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at December 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2012	Unrealized Appreciation
	Long Position:
7,868	2 Year U.S. Treasury Notes	Mar. 2013	$1,733,964,723	$1,734,648,125	$683,402
	Short Position:
7,033	5 Year U.S. Treasury Notes	Mar. 2013	875,755,843	875,004,101	751,742

					$1,435,144

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	55

Portfolio of Investments

as of December 31, 2012 continued

Credit default swap agreements outstanding at December 31, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Boston Scientific Corp.	06/20/14	1.000%	$3,120	$(33,214)	$21,801	$(55,015)	Morgan Stanley Capital Services
CMS Energy Corp.	09/20/15	1.000	14,500	(166,923)	405,212	(572,135)	Deutsche Bank AG
Duke Energy Corp.	03/20/14	0.700	1,000	(8,030)	—	(8,030)	Goldman Sachs International
Enel Finance International NV	09/20/14	1.000	5,000	(15,799)	16,950	(32,749)	Goldman Sachs International
Sealed Air Corp.	06/20/13	1.000	5,000	(18,526)	9,189	(27,715)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000	3,000	(180,358)	172,456	(352,814)	JPMorgan Chase Bank

				$(422,850)	$625,608	$(1,048,458)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at December 31, 2012(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(2):
Astrazeneca PLC	03/20/14	1.600%	$2,000	0.126%	$37,195	$—	$37,195	Morgan Stanley Capital Services
Berkshire Hathaway, Inc.	03/20/15	1.000	10,000	0.671	76,134	(188,735)	264,869	Deutsche Bank AG
Berkshire Hathaway, Inc.	03/20/15	1.000	10,000	0.671	76,134	(177,792)	253,926	Goldman Sachs International
Berkshire Hathaway, Inc.	03/20/17	1.000	15,000	1.034	(15,998)	(359,547)	343,549	Credit Suisse International
Wal-Mart Stores, Inc.	12/20/14	1.000	10,000	0.172	167,308	270,152	(102,844)	JPMorgan Chase Bank

					$340,773	$(455,922)	$796,695

See Notes to Financial Statements.

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The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	57

Portfolio of Investments

as of December 31, 2012 continued

The following is a summary of the inputs used as of December 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$29,775,119	$—
Commercial Mortgage-Backed Securities	—	452,498,681	—
Corporate Bonds	—	8,492,483,293	39,417,161
Foreign Agencies	—	86,478,087	—
Foreign Local Government	—	12,107,108	—
Municipal Bonds	—	49,779,506	—
U.S. Treasury Obligation	—	12,617,475	—
Preferred Stock	3,682,800	—	—
Affiliated Money Market Mutual Fund	771,989,416	—	—
Other Financial Instruments*			—
Futures	1,435,144	—	—
Credit Default Swaps	—	(243,733)	(8,030)

Total	$777,107,360	$9,135,495,536	$39,409,131

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2012 was as follows:

Banking	24.1%
Affiliated Money Market Mutual Fund (including 6.3% of cash collateral received for securities on loan)	8.2
Healthcare & Pharmaceutical	6.4
Telecommunications	6.2
Foods	5.2
Electric	5.1
Commercial Mortgage-Backed Securities	4.8
Capital Goods	4.0
Non-Captive Finance	3.4
Automotive	3.0
Technology	2.9
Energy—Other	2.7
Energy—Integrated	2.4
Media & Entertainment	2.4
Healthcare Insurance	2.3
Insurance	2.3
Metals	2.1
Chemicals	2.0
Cable	1.9
Aerospace & Defense	1.6%
Consumer	1.6
Retailers	1.6
Real Estate Investment Trusts	1.5
Tobacco	1.5
Lodging	1.3
Pipelines & Other	1.2
Foreign Agencies	0.9
Municipal Bonds	0.6
Railroads	0.5
Airlines	0.4
Brokerage	0.4
Paper	0.4
Building Materials & Construction	0.1
Foreign Local Government	0.1
Packaging	0.1
U.S. Treasury Obligation	0.1

105.3
Liabilities in excess of other assets	(5.3)

100.0%

See Notes to Financial Statements.

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The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of December 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$899,539		Unrealized depreciation on swap agreements	$1,151,302
Credit contracts	Premiums paid for swap agreements	895,760		Premiums received for swap agreements	726,074
Interest rate contracts	Due to broker—variation margin	1,435,144	*	Due to broker— variation margin	—

Total		$3,230,443			$1,877,376

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$195,048	$195,048
Interest rate contracts	(8,780,376)	—	(8,780,376)

Total	$(8,780,376)	$195,048	$(8,585,328)

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	59

Portfolio of Investments

as of December 31, 2012 continued

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$38,566	$38,566
Interest rate contracts	1,636,956	—	1,636,956

Total	$1,636,956	$38,566	$1,675,522

For the year ended December 31, 2012, the Fund’s average volume of derivative activities is as follows:

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)
$1,087,122,132	$367,505,728

Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$39,060	$66,500

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

ANNUAL REPORT • DECEMBER 31, 2012

Prudential Short-Term Corporate Bond Fund, Inc.

Statement of Assets and Liabilities

as of December 31, 2012

Assets
Investments at value, including securities on loan of $577,081,334:
Unaffiliated Investments (cost $8,913,176,953)	$9,178,839,230
Affiliated Investments (cost $771,989,416)	771,989,416
Cash	390,101
Dividends and interest receivable	83,405,503
Receivable for Fund shares sold	63,366,627
Receivable for investments sold	10,050,896
Unrealized appreciation on swap agreements	899,539
Premiums paid for swap agreements	895,760
Prepaid expenses	94,010

Total assets	10,109,931,082

Liabilities
Payable to broker for collateral for securities on loan	590,770,891
Payable for Fund shares reacquired	36,111,250
Payable for investments purchased	15,000,000
Dividends payable	7,024,216
Management fee payable	3,142,886
Distribution fee payable	2,404,424
Accrued expenses	2,264,313
Unrealized depreciation on swap agreements	1,151,302
Premiums received for swap agreements	726,074
Affiliated transfer agent fee payable	71,182
Due to broker—variation margin	37,410
Deferred directors’ fees	5,733

Total liabilities	658,709,681

Net Assets	$9,451,221,401

Net assets were comprised of:
Common stock, at par	$8,164,663
Paid-in capital in excess of par	9,314,031,000

9,322,195,663
Undistributed net investment income	29,293
Accumulated net realized loss on investment transactions	(137,850,789)
Net unrealized appreciation on investments	266,847,234

Net assets, December 31, 2012	$9,451,221,401

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($2,596,682,062 ÷ 224,587,531 shares of common stock issued and outstanding)	$11.56
Maximum sales charge (3.25% of offering price)	0.39

Maximum offering price to public	$11.95

Class B
Net asset value, offering price and redemption price per share ($59,209,037 ÷ 5,120,938 shares of common stock issued and outstanding)	$11.56

Class C
Net asset value, offering price and redemption price per share ($2,135,744,863 ÷ 184,711,923 shares of common stock issued and outstanding)	$11.56

Class Q
Net asset value, offering price and redemption price per share ($57,217,438 ÷ 4,937,303 shares of common stock issued and outstanding)	$11.59

Class R
Net asset value, offering price and redemption price per share ($46,706,292 ÷ 4,039,683 shares of common stock issued and outstanding)	$11.56

Class Z
Net asset value, offering price and redemption price per share ($4,555,661,709 ÷ 393,068,941 shares of common stock issued and outstanding)	$11.59

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	63

Statement of Operations

Year Ended December 31, 2012

Net Investment Income
Income
Interest income	$236,712,741
Affiliated income from securities loaned, net	897,254
Unaffiliated dividend income	353,381
Affiliated dividend income	219,140

Total income	238,182,516

Expenses
Management fee	30,973,302
Distribution fee—Class A	5,314,821
Distribution fee—Class B	529,398
Distribution fee—Class C	18,427,688
Distribution fee—Class R	146,607
Transfer agent’s fees and expenses (including affiliated expense of $504,700) (Note 3)	7,186,000
Registration fees	868,000
Custodian’s fees and expenses	814,000
Reports to shareholders	427,000
Directors’ fees	157,000
Insurance	114,000
Legal fees and expenses	85,000
Audit fee	33,000
Miscellaneous	36,497

Total expenses	65,112,313

Net investment income	173,070,203

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions	37,059,791
Futures transactions	(8,780,376)
Swap agreement transactions	195,048

28,474,463

Net change in unrealized appreciation (depreciation) on:
Investments	169,652,587
Futures contracts	1,636,956
Swap agreements	38,566

171,328,109

Net gain on investment transactions	199,802,572

Net Increase In Net Assets Resulting From Operations	$372,872,775

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$173,070,203	$126,596,432
Net realized gain on investment transactions	28,474,463	11,128,428
Net change in unrealized appreciation (depreciation) on investments	171,328,109	(24,746,829)

Net increase in net assets resulting from operations	372,872,775	112,978,031

Dividends from net investment income (Note 1)
Class A	(69,127,462)	(63,769,744)
Class B	(1,326,026)	(1,316,907)
Class C	(46,109,089)	(42,452,160)
Class Q	(1,614,386)	—
Class R	(876,867)	(709,757)
Class Z	(127,587,287)	(67,627,521)

	(246,641,117)	(175,876,089)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	5,302,165,864	3,513,169,352
Net asset value of shares issued in reinvestment of dividends	161,000,576	126,932,374
Cost of shares reacquired	(2,193,647,932)	(1,729,029,233)

Net increase in net assets from Fund share transactions	3,269,518,508	1,911,072,493

Total increase	3,395,750,166	1,848,174,435

Net Assets:
Beginning of year	6,055,471,235	4,207,296,800

End of year(a)	$9,451,221,401	$6,055,471,235

(a) Includes undistributed net investment income of:	$29,293	$11,988

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	65

Notes to Financial Statements

Prudential Short-Term Corporate Bond Fund, Inc. (the “Fund”), is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Fund’s investment objective is high current income consistent with the preservation of principal.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued

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at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The

Prudential Short-Term Corporate Bond Fund, Inc.	67

Notes to Financial Statements

continued

amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These

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Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Fund invested in financial futures contracts in order to gain market exposure to certain sectors and for yield curve and duration management. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed in either directly with the counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments.

Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on

Prudential Short-Term Corporate Bond Fund, Inc.	69

Notes to Financial Statements

continued

the Statement of Assets and Liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

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Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of December 31, 2012, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially,

Prudential Short-Term Corporate Bond Fund, Inc.	71

Notes to Financial Statements

continued

the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .40% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of its Class A, Class B, Class C, Class Q, Class R, and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Class A, B, C, and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1%, and .75% of the average daily net assets of the Class A, B, C, and R shares, respectively. For the year ended December 31, 2012, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it received $4,252,921 in front-end sales charges resulting from sales of Class A shares during the year ended December 31, 2012. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended December 31, 2012, it received $125,359, $71,371 and $422,710 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Short-Term Corporate Bond Fund, Inc.	73

Notes to Financial Statements

continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Fund’s securities lending agent. For the year ended December 31, 2012, PIM has been compensated approximately $268,000 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the year ended December 31, 2012, were $4,920,131,967 and $1,784,486,352, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investment transactions. For the year ended December 31, 2012, the adjustments were to increase undistributed net investment income and increase accumulated net realized loss on investment transactions by $73,588,219 due to differences in the treatment for book and tax purposes of accreting market discount and amortization of premiums, certain transactions involving swaps, paydown gains/losses and other book to tax adjustments. Net investment income, net realized gain on investment transactions and net assets were not affected by this change.

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For the years ended December 31, 2012 and December 31, 2011, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were $246,641,117 and $175,876,089 of ordinary income, respectively.

As of December 31, 2012, the accumulated undistributed earnings on a tax basis was $36,750. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$9,783,233,964	$216,461,461	$(48,866,779)	$167,594,682	$(250,187)	$167,344,495

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales and differences in the treatment of accreting market discount and premium amortization for book and tax purposes. Other cost basis adjustments are primarily attributable to unrealized depreciation on swaps.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal years ended December 31, 2011 and 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before December 31, 2011 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of December 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$17,681,000

Pre-Enactment Losses:
Expiring 2013	$5,329,000
Expiring 2014	7,851,000
Expiring 2015	1,945,000
Expiring 2018	1,603,000

$16,728,000

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Notes to Financial Statements

continued

The Fund elected to treat post-October capital losses of approximately $3,939,000 as having been incurred in the following fiscal year (December 31, 2013).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 18 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of .50%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC of 3% which decreases by 1% annually to 1% in the third and fourth years and 0% in the fifth year. Class B shares automatically convert to Class A shares on a quarterly basis, approximately five years after purchase. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion shares of common stock authorized at $.01 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R, and Class Z common stock. Class A shares consists of 475 million authorized shares, Class B consists of 25 million authorized shares, Class C consists of 400 million authorized shares, Class Q and Class R shares each consist of 100 million authorized shares, and Class Z shares consist of 900 million authorized shares.

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Class A	Shares	Amount
Year ended December 31, 2012:
Shares sold	121,449,092	$1,399,663,304
Shares issued in reinvestment of dividends	5,017,932	57,863,096
Shares reacquired	(55,133,828)	(635,188,582)

Net increase (decrease) in shares outstanding before conversion	71,333,196	822,337,818
Shares issued upon conversion from Class B and Class Z	1,655,965	19,097,397
Shares reacquired upon conversion into Class Z	(3,987,290)	(45,924,296)

Net increase (decrease) in shares outstanding	69,001,871	$795,510,919

Year ended December 31, 2011:
Shares sold	85,808,612	$982,995,017
Shares issued in reinvestment of dividends	4,737,793	54,266,612
Shares reacquired	(55,684,542)	(637,648,413)

Net increase (decrease) in shares outstanding before conversion	34,861,863	399,613,216
Shares issued upon conversion from Class B and Class Z	399,625	4,573,792
Shares reacquired upon conversion into Class Z	(19,278,324)	(221,856,071)

Net increase (decrease) in shares outstanding	15,983,164	$182,330,937

Class B
Year ended December 31, 2012:
Shares sold	1,819,804	$20,959,092
Shares issued in reinvestment of dividends	105,022	1,210,895
Shares reacquired	(790,670)	(9,099,668)

Net increase (decrease) in shares outstanding before conversion	1,134,156	13,070,319
Shares reacquired upon conversion into Class A	(215,652)	(2,485,387)

Net increase (decrease) in shares outstanding	918,504	$10,584,932

Year ended December 31, 2011:
Shares sold	1,743,085	$19,978,295
Shares issued in reinvestment of dividends	104,222	1,193,541
Shares reacquired	(793,795)	(9,081,535)

Net increase (decrease) in shares outstanding before conversion	1,053,512	12,090,301
Shares reacquired upon conversion into Class A	(204,460)	(2,344,942)

Net increase (decrease) in shares outstanding	849,052	$9,745,359

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Notes to Financial Statements

continued

Class C	Shares	Amount
Year ended December 31, 2012:
Shares sold	74,335,452	$856,352,012
Shares issued in reinvestment of dividends	2,879,478	33,202,331
Shares reacquired	(29,042,522)	(334,496,868)

Net increase (decrease) in shares outstanding before conversion	48,172,408	555,057,475
Shares reacquired upon conversion into Class Z	(863,133)	(9,975,928)

Net increase (decrease) in shares outstanding	47,309,275	$545,081,547

Year ended December 31, 2011:
Shares sold	47,150,015	$539,624,402
Shares issued in reinvestment of dividends	2,636,140	30,188,161
Shares reacquired	(29,559,010)	(338,609,459)

Net increase (decrease) in shares outstanding before conversion	20,227,145	231,203,104
Shares reacquired upon conversion into Class Z	(107,471)	(1,227,605)

Net increase (decrease) in shares outstanding	20,119,674	$229,975,499

Class Q
Period ended December 31, 2012*:
Shares sold	660,057	$7,640,115
Shares issued in reinvestment of dividends	139,625	1,614,386
Shares reacquired	(442,979)	(5,115,846)

Net increase (decrease) in shares outstanding before conversion	356,703	4,138,655
Shares issued upon conversion from Class Z	4,580,600	52,905,927

Net increase (decrease) in shares outstanding	4,937,303	$57,044,582

Class R
Year ended December 31, 2012:
Shares sold	2,787,496	$32,187,717
Shares issued in reinvestment of dividends	63,423	731,605
Shares reacquired	(789,788)	(9,105,066)

Net increase (decrease) in shares outstanding	2,061,131	$23,814,256

Year ended December 31, 2011:
Shares sold	1,159,225	$13,297,432
Shares issued in reinvestment of dividends	49,587	567,651
Shares reacquired	(625,484)	(7,147,847)

Net increase (decrease) in shares outstanding	583,328	$6,717,236

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Class Z	Shares	Amount
Year ended December 31, 2012:
Shares sold	258,564,277	$2,985,363,624
Shares issued in reinvestment of dividends	5,742,225	66,378,263
Shares reacquired	(103,978,289)	(1,200,641,902)

Net increase (decrease) in shares outstanding before conversion	160,328,213	1,851,099,985
Shares issued upon conversion from Class A and Class C	4,838,597	55,900,224
Shares reacquired upon conversion into Class A and Class Q	(6,015,505)	(69,517,937)

Net increase (decrease) in shares outstanding	159,151,305	$1,837,482,272

Year ended December 31, 2011:
Shares sold	170,717,833	$1,957,274,206
Shares issued in reinvestment of dividends	3,550,539	40,716,409
Shares reacquired	(64,266,244)	(736,541,979)

Net increase (decrease) in shares outstanding before conversion	110,002,128	1,261,448,636
Shares issued upon conversion from Class A and Class C	19,337,185	223,083,673
Shares reacquired upon conversion into Class A	(194,626)	(2,228,847)

Net increase (decrease) in shares outstanding	129,144,687	$1,482,303,462

*	Commencement of offering on March 2, 2012.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The fund did not utilize the SCA during the year ended December 31, 2012.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within

Prudential Short-Term Corporate Bond Fund, Inc.	79

Notes to Financial Statements

continued

those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

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Financial Highlights

Class A Shares
	Year Ended December 31,
	2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$11.35	$11.47	$11.40		$10.47	$10.88
Income (loss) from investment operations:
Net investment income	.26	.32	.35		.40	.45
Net realized and unrealized gain (loss) on investment transactions	.33	(.01)	.19		.99	(.37)
Total from investment operations	.59	.31	.54		1.39	.08
Less Dividends:
Dividends from net investment income	(.38)	(.43)	(.47)		(.46)	(.49)
Capital Contributions(f):	-	-	-	(b)	-	-
Net asset value, end of year	$11.56	$11.35	$11.47		$11.40	$10.47
Total Return(c):	5.23%	2.77%	4.78%		13.53%	.77%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,596,682	$1,765,432	$1,601,862		$1,132,207	$227,052
Average net assets (000)	$2,125,935	$1,685,849	$1,459,695		$641,058	$179,641
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.78%	.77%	.77%		.81%	.86%
Expenses, excluding distribution and service (12b-1) fees	.53%	.52%	.52%		.56%	.61%
Net investment income	2.30%	2.77%	3.02%		3.58%	4.21%
Portfolio turnover rate	78%	77%	82%		196%	83%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(f) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	81

Financial Highlights

continued

Class B Shares
	Year Ended December 31,
	2012	2011		2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$11.35	$11.47		$11.40		$10.47	$10.88
Income (loss) from investment operations:
Net investment income	.18	.23		.26		.31	.37
Net realized and unrealized gain (loss) on investment transactions	.32	-	(b)	.19		1.00	(.37)
Total from investment operations	.50	.23		.45		1.31	-
Less Dividends:
Dividends from net investment income	(.29)	(.35)		(.38)		(.38)	(.41)
Capital Contributions(f):	-	-		-	(b)	-	-
Net asset value, end of year	$11.56	$11.35		$11.47		$11.40	$10.47
Total Return(c):	4.44%	2.01%		4.01%		12.64%	- (d)

Ratios/Supplemental Data:
Net assets, end of year (000)	$59,209	$47,686		$38,478		$20,847	$9,354
Average net assets (000)	$52,940	$43,517		$29,898		$14,980	$12,519
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.53%	1.52%		1.52%		1.56%	1.61%
Expenses, excluding distribution and service (12b-1) fees	.53%	.52%		.52%		.56%	.61%
Net investment income	1.56%	2.01%		2.26%		2.83%	3.44%
Portfolio turnover rate	78%	77%		82%		196%	83%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Less than .005%.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

82	Visit our website at www.prudentialfunds.com

Class C Shares
	Year Ended December 31,
	2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$11.35	$11.48	$11.40		$10.47	$10.88
Income (loss) from investment operations:
Net investment income	.18	.23	.27		.34	.40
Net realized and unrealized gain (loss) on investment transactions	.32	(.01)	.20		1.01	(.37)
Total from investment operations	.50	.22	.47		1.35	.03
Less Dividends:
Dividends from net investment income	(.29)	(.35)	(.39)		(.42)	(.44)
Capital Contributions(f):	-	-	-	(b)	-	-
Net asset value, end of year	$11.56	$11.35	$11.48		$11.40	$10.47
Total Return(c):	4.45%	1.92%	4.19%		13.05%	.27%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,135,745	$1,559,205	$1,345,828		$789,883	$35,727
Average net assets (000)	$1,842,751	$1,401,509	$1,133,925		$341,332	$27,757
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.53%	1.52%	1.45%		1.31%	1.36%
Expenses, excluding distribution and service (12b-1) fees	.53%	.52%	.52%		.56%	.61%
Net investment income	1.55%	2.01%	2.33%		3.08%	3.72%
Portfolio turnover rate	78%	77%	82%		196%	83%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through April 30, 2010.

(f) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	83

Financial Highlights

continued

Class Q Shares
	March 2, 2012(a) through December 31, 2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$11.55
Income from investment operations:
Net investment income	.23
Net realized and unrealized gain on investment transactions	.15
Total from investment operations	.38
Less Dividends:
Dividends from net investment income	(.34)
Net asset value, end of period	$11.59
Total Return(c):	3.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$57,217
Average net assets (000)	$54,722
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.43%	(e)
Expenses, excluding distribution and service (12b-1) fees	.43%	(e)
Net investment income	2.43%	(e)
Portfolio turnover rate	78%	(f)

(a) Inception date of Class Q shares.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f)	Not annualized.

See Notes to Financial Statements.

84	Visit our website at www.prudentialfunds.com

Class R Shares
	Year Ended December 31,
	2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$11.35	$11.47	$11.40		$10.47	$10.88
Income (loss) from investment operations:
Net investment income	.23	.29	.32		.36	.43
Net realized and unrealized gain (loss) on investment transactions	.33	(.01)	.19		1.01	(.37)
Total from investment operations	.56	.28	.51		1.37	.06
Less Dividends:
Dividends from net investment income	(.35)	(.40)	(.44)		(.44)	(.47)
Capital Contributions(f):	-	-	-	(b)	-	-
Net asset value, end of year	$11.56	$11.35	$11.47		$11.40	$10.47
Total Return(c):	4.96%	2.51%	4.52%		13.25%	.53%

Ratios/Supplemental Data:
Net assets, end of year (000)	$46,706	$22,451	$16,009		$6,982	$730
Average net assets (000)	$29,321	$20,172	$11,902		$2,614	$301
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.03%	1.02%	1.02%		1.06%	1.11%
Expenses, excluding distribution and service (12b-1) fees	.53%	.52%	.52%		.56%	.61%
Net investment income	2.04%	2.50%	2.76%		3.34%	4.04%
Portfolio turnover rate	78%	77%	82%		196%	83%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Short-Term Corporate Bond Fund, Inc.	85

Financial Highlights

continued

Class Z Shares
	Year Ended December 31,
	2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$11.37	$11.50	$11.42		$10.50	$10.91
Income (loss) from investment operations:
Net investment income	.29	.34	.38		.43	.48
Net realized and unrealized gain (loss) on investment transactions	.34	(.01)	.20		.98	(.37)
Total from investment operations	.63	.33	.58		1.41	.11
Less Dividends:
Dividends from net investment income	(.41)	(.46)	(.50)		(.49)	(.52)
Capital Contributions(e):	-	-	-	(b)	-	-
Net asset value, end of year	$11.59	$11.37	$11.50		$11.42	$10.50
Total Return(c):	5.58%	2.95%	5.14%		13.69%	1.02%

Ratios/Supplemental Data:
Net assets, end of year (000)	$4,555,662	$2,660,697	$1,205,119		$673,025	$67,989
Average net assets (000)	$3,647,207	$1,692,922	$979,716		$325,438	$62,409
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.53%	.52%	.52%		.56%	.61%
Expenses, excluding distribution and service (12b-1) fees	.53%	.52%	.52%		.56%	.61%
Net investment income	2.55%	2.97%	3.26%		3.83%	4.45%
Portfolio turnover rate	78%	77%	82%		196%	83%

(a) Calculated based on average shares outstanding during the year.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to a former affiliate’s and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended December 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

86	Visit our website at www.prudentialfunds.com

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential Short-Term Corporate Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Prudential Short-Term Corporate Bond Fund, Inc. (hereafter referred to as the “Fund”), including the portfolio of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 22, 2013

Prudential Short-Term Corporate Bond Fund, Inc.	87

Federal Income Tax Information

(Unaudited)

For the year ended December 31, 2012, the Fund reports the maximum amount allowable but not less than 83.21% as interest related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

88	Visit our website at www.prudentialfunds.com

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (60) Board Member Portfolios Overseen: 63	Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (60) Board Member Portfolios Overseen: 63	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).
Michael S. Hyland, CFA (67) Board Member Portfolios Overseen: 63	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Douglas H. McCorkindale (73) Board Member Portfolios Overseen: 63	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Prudential Short-Term Corporate Bond Fund, Inc.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen P. Munn (70) Board Member Portfolios Overseen: 63	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (69) Board Member & Independent Chair Portfolios Overseen: 63	Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Robin B. Smith (73) Board Member Portfolios Overseen: 63	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (69) Board Member Portfolios Overseen: 63	Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (50) Board Member & President Portfolios Overseen: 63	President of Prudential Investments LLC (since January 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).	None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Scott E. Benjamin (39) Board Member & Vice President Portfolios Overseen: 63	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

(1)	The year that each Board Member joined the Fund’s Board is as follows: Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Michael S. Hyland, 2008; Douglas H. McCorkindale, 2003; Stephen P. Munn, 2008; Richard A. Redeker, 1993; Robin B. Smith, 2003; Stephen G. Stoneburn, 2003; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Raymond A. O’Hara (57) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of PMFS (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988– August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).
Deborah A. Docs (55) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Prudential Short-Term Corporate Bond Fund, Inc.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Jonathan D. Shain (54) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Claudia DiGiacomo (38) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).
Andrew R. French (50) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of PMFS.
Amanda S. Ryan (34) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray (2008-2012).
Timothy J. Knierim (54) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of Prudential Investment Management, Inc. and Prudential Investments LLC (2002-2007) and formerly Chief Ethics Officer of Prudential Investment Management, Inc. and Prudential Investments LLC (2006-2007).
Valerie M. Simpson (54) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of Prudential Investments LLC and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (50) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).
Richard W. Kinville (44) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).

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Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Grace C. Torres (53) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.
M. Sadiq Peshimam (49) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (54) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.
(1)

The year that each individual became a Fund officer is as follows: Raymond A. O’Hara, 2012; Deborah A. Docs, 1996; Jonathan D. Shain, 2004; Claudia DiGiacomo, 2005; Andrew R. French, 2006; Amanda S. Ryan, 2012; Timothy J. Knierim, 2007; Grace C. Torres, 1996; Valerie Simpson, 2007; Peter Parrella, 2007, M. Sadiq Peshimam, 2006; Richard W. Kinville, 2011; Theresa C. Thompson, 2008.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential Short-Term Corporate Bond Fund, Inc.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Stuart S. Parker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Short-Term Corporate Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	PSTQX	JDTRX	PIFZX
CUSIP	74441R102	74441R201	74441R300	74441R607	74441R409	74441R508

MF140E    0239131-00001-00

Item 2	– Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3	– Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4	– Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended December 31, 2012 and December 31, 2011, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $32,500 and $32,500, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

Not applicable for the fiscal year ended December 31, 2012. During the fiscal year ended December 31, 2011, KPMG billed the Registrant $179 for professional services rendered in connection with agreed upon procedures performed related to the receipt of payments pursuant to certain fair fund settlement orders.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

One hundred percent of the services described in Item 4(c) was approved by the audit committee.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2012 and 2011. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2012 and 2011 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:         Prudential Short-Term Corporate Bond Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	February 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	February 21, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	February 21, 2013